UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1. Schedules of Investments.

Consolidated Schedule of Investments   (Unaudited)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2016

Security	Shares	Value
COMMON STOCKS — 29.04%

AGRICULTURAL & FARM MACHINERY — 1.38%
AGCO Corp.	5,719	$278,916
CNH Industrial NV	77,094	482,608
Deere & Co.	24,182	1,862,256

		2,623,780
AGRICULTURAL PRODUCTS — 1.19%
Archer-Daniels-Midland Co.	43,436	1,535,463
Bunge Ltd.	10,374	643,292
Fresh Del Monte Produce Inc.	2,430	99,168

		2,277,923
ALUMINUM — 0.90%
Alcoa Inc.	200,052	1,458,379
Aluminum Corp. of China Ltd.[a]	24,098	181,458
Constellium NVa	13,075	81,850

		1,721,687
COAL & CONSUMABLE FUELS — 0.01%
Cameco Corp.	787	9,554
Yanzhou Coal Mining Co. Ltd.	354	1,416

		10,970
DIVERSIFIED METALS & MINING — 8.02%
BHP Billiton Ltd. ADR[b]	251,319	5,506,399
BHP Billiton PLC	165,402	3,250,149

Security	Shares	Value
Freeport-McMoRan Inc.[b]	183,218	$842,803
HudBay Minerals Inc.	37,592	73,304
Nevsun Resources Ltd.	31,792	85,520
Rio Tinto PLC ADR	192,286	4,739,850
Teck Resources Ltd. Class Bb	73,701	274,905
Turquoise Hill Resources Ltd.[a]	156,327	322,034
Vedanta Ltd. ADR	43,486	190,904

		15,285,868
FERTILIZERS & AGRICULTURAL CHEMICALS — 4.73%
Agrium Inc.	10,099	877,300
CF Industries Holdings Inc.	17,038	511,140
FMC Corp.	9,779	349,306
Israel Chemicals Ltd.[a]	37,205	152,913
Monsanto Co.	32,140	2,911,884
Mosaic Co. (The)	24,509	590,667
Potash Corp. of Saskatchewan Inc.	61,028	994,756
Sociedad Quimica y Minera de Chile SA ADR	6,761	109,731
Syngenta AG ADR	34,026	2,513,841

		9,011,538
FOREST PRODUCTS — 0.04%
Deltic Timber Corp.	1,557	85,510

		85,510

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2016

Security	Shares	Value
GOLD — 5.50%
Agnico Eagle Mines Ltd.	32,982	$970,990
Alamos Gold Inc. Class Aa	38,823	125,786
AngloGold Ashanti Ltd.[a]	60,929	516,678
B2Gold Corp.[a,b]	140,195	104,628
Barrick Gold Corp.	176,499	1,749,105
Cia. de Minas Buenaventura SA ADR[a]	27,932	111,728
Eldorado Gold Corp.	108,382	242,776
Franco-Nevada Corp.	23,801	1,049,862
Gold Fields Ltd.	105,170	357,578
Goldcorp Inc.	125,801	1,426,583
IAMGOLD Corp.[a]	59,200	85,840
Kinross Gold Corp.[a]	174,001	285,362
New Gold Inc.[a]	77,010	187,134
Newmont Mining Corp.	80,177	1,600,333
NovaGold Resources Inc.[a,b]	35,101	147,775
Pretium Resources Inc.[a]	16,402	70,201
Randgold Resources Ltd. ADR	13,925	984,776
Sibanye Gold Ltd.	24,906	220,667
Yamana Gold Inc.	143,779	244,424

		10,482,226
INTEGRATED OIL & GAS — 1.20%
BP PLC ADR	6,626	214,484
Cenovus Energy Inc.	1,819	22,355
Chevron Corp.	4,125	356,689
China Petroleum & Chemical Corp.	557	31,365
Ecopetrol SA ADR	538	3,465
Eni SpA	2,936	84,997
Exxon Mobil Corp.	9,106	708,902

Security	Shares	Value
Imperial Oil Ltd.	555	$16,989
InterOil Corp.[a]	88	2,684
Occidental Petroleum Corp.	1,668	114,808
Petrobras Argentina SA ADR	146	876
PetroChina Co. Ltd.	461	28,176
Petroleo Brasileiro SA ADR[a,b]	3,250	11,277
Royal Dutch Shell PLC Class A ADR	4,292	188,548
Royal Dutch Shell PLC Class B ADR	2,678	118,180
Sasol Ltd.	1,108	28,808
Statoil ASA	2,298	31,253
Suncor Energy Inc.	3,157	74,347
Total SA ADR	5,325	236,004
YPF SA ADR	421	7,090

		2,281,297
OIL & GAS DRILLING — 0.02%
Ensco PLC Class A	473	4,626
Helmerich & Payne Inc.	217	11,024
Nabors Industries Ltd.	570	4,195
Noble Corp. PLC[b]	486	3,786
Precision Drilling Corp.	589	2,003
Rowan Companies PLC Class A	251	3,175
Seadrill Ltd.[a,b]	704	1,457
Transocean Ltd.[b]	687	7,158

		37,424
OIL & GAS EQUIPMENT & SERVICES — 0.20%
Amec Foster Wheeler PLC ADR	783	4,714
Baker Hughes Inc.	867	37,723

2

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2016

Security	Shares	Value
C&J Energy Services Ltd.[a,b]	91	$224
Cameron International Corp.[a]	380	24,951
Core Laboratories NV	84	8,265
FMC Technologies Inc.[a]	454	11,418
Frank’s International NV	68	995
Halliburton Co.	1,701	54,075
McDermott International Inc.[a]	475	1,311
National Oilwell Varco Inc.	746	24,275
Oceaneering International Inc.	194	6,567
Schlumberger Ltd.	2,507	181,181
Tenaris SA ADR	469	9,774
Weatherford International PLC[a]	1,548	10,433

		375,906
OIL & GAS EXPLORATION & PRODUCTION — 0.34%
Advantage Oil & Gas Ltd.[a]	366	1,998
Anadarko Petroleum Corp.	1,090	42,608
Antero Resources Corp.[a,b]	167	4,538
Apache Corp.	811	34,500
Baytex Energy Corp.	451	956
Cabot Oil & Gas Corp.	887	18,405
Canadian Natural Resources Ltd.	2,347	49,897
Chesapeake Energy Corp.[b]	1,110	3,763
Cimarex Energy Co.	203	18,879
CNOOC Ltd.[b]	345	35,042
Concho Resources Inc.[a]	277	26,351
ConocoPhillips	2,648	103,484
Continental Resources Inc./OKa,b	176	3,715
Crescent Point Energy Corp.	1,083	12,021
Devon Energy Corp.	828	23,101

Security	Shares	Value
Encana Corp.	1,813	$7,923
Energen Corp.	169	5,961
Enerplus Corp.	443	1,404
EOG Resources Inc.	1,179	83,733
EQT Corp.	327	20,189
Hess Corp.	516	21,930
Kosmos Energy Ltd.[a,b]	308	1,408
Marathon Oil Corp.	1,453	14,138
Murphy Oil Corp.	347	6,805
Noble Energy Inc.	913	29,554
Pioneer Natural Resources Co.	320	39,664
Range Resources Corp.[b]	363	10,730
Southwestern Energy Co.[a,b]	824	7,325
Vermilion Energy Inc.	238	6,371
Whiting Petroleum Corp.[a,b]	438	3,219

		639,612
OIL & GAS REFINING & MARKETING — 0.11%
Cosan Ltd.[b]	308	998
HollyFrontier Corp.	359	12,554
Marathon Petroleum Corp.	1,046	43,713
Phillips 66	932	74,700
Tesoro Corp.	237	20,678
Valero Energy Corp.	945	64,137

		216,780
OIL & GAS STORAGE & TRANSPORTATION — 0.17%
Cheniere Energy Inc.[a]	477	14,334
Columbia Pipeline Group Inc.	788	14,617
DHT Holdings Inc.	170	983

3

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2016

Security	Shares	Value
Dorian LPG Ltd.[a]	49	$518
Enbridge Inc.	1,748	60,481
Euronav SAa	239	2,880
Frontline Ltd./Bermuda	649	1,415
GasLog Ltd.[b]	85	635
Gener8 Maritime Inc.[a]	32	215
Golar LNG Ltd.	177	3,296
Kinder Morgan Inc./DE	3,704	60,931
Navigator Holdings Ltd.[a]	60	831
Nordic American Tankers Ltd.[b]	180	2,288
ONEOK Inc.	424	10,562
Pembina Pipeline Corp.	751	17,078
Scorpio Tankers Inc.	338	2,062
Ship Finance International Ltd.[b]	119	1,593
Spectra Energy Corp.	1,359	37,304
Teekay Corp.	96	658
Teekay Tankers Ltd. Class A	230	1,051
TransCanada Corp.	1,435	49,594
Tsakos Energy Navigation Ltd.	147	855
Ultrapar Participacoes SA ADR	879	13,141
Williams Companies Inc. (The)	1,381	26,653

		323,975
PAPER PACKAGING — 2.41%
International Paper Co.	59,111	2,022,187
Packaging Corp. of America	13,834	703,182
Sonoco Products Co.	14,394	568,707
WestRock Co.	36,662	1,293,436

		4,587,512

Security	Shares	Value
PAPER PRODUCTS — 0.32%
Fibria Celulose SA ADR	31,632	$349,533
KapStone Paper and Packaging Corp.	12,200	180,316
Resolute Forest Products Inc.[a]	12,995	73,292

		603,141
PRECIOUS METALS & MINERALS — 0.21%
Dominion Diamond Corp.[a]	12,752	135,809
Tahoe Resources Inc.	34,102	264,290

		400,099
SILVER — 0.50%
First Majestic Silver Corp.[a]	23,613	70,603
Pan American Silver Corp.	23,029	152,452
Silver Wheaton Corp.	61,430	722,417

		945,472
SPECIALIZED REITS — 1.79%
Plum Creek Timber Co. Inc.	24,755	1,002,825
Potlatch Corp.	5,789	166,955
Rayonier Inc.	17,665	372,555
Weyerhaeuser Co.	72,781	1,863,921

		3,406,256

TOTAL COMMON STOCKS
(Cost: $83,363,365)		55,316,976

4

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2016

Security	Shares or Principal	Value
PREFERRED STOCKS — 0.01%

BRAZIL — 0.01%
Petroleo Brasileiro SA ADR[a]	4,465	$10,850

		10,850

TOTAL PREFERRED STOCKS
(Cost: $40,377)		10,850

SHORT-TERM INVESTMENTS — 66.82%

MONEY MARKET FUNDS — 8.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[c,d,e]	5,564,495	5,564,495
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[c,d,e]	292,864	292,864
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[c,d,f]	10,998,827	10,998,827

		16,856,186
U.S. GOVERNMENT OBLIGATIONS — 57.97%
U.S. Treasury Bill[g]
0.24%, 02/04/16	$4,500,000	4,499,932
0.19% - 0.26%, 03/31/16	11,000,000	10,994,654

Security	Principal	Value
0.19% - 0.22%, 04/07/16	$43,000,000	$42,978,543
0.22%, 04/14/16	52,000,000	51,969,944

		110,443,073

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,311,986)		127,299,259

TOTAL INVESTMENTS IN SECURITIES — 95.87%
(Cost: $210,715,728)		182,627,085
Other Assets, Less Liabilities — 4.13%		7,867,180

NET ASSETS — 100.00%		$190,494,265

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	Includes portion held by the Subsidiary in the amount of $3,902,364.
[g]	Rates shown are the discount rate or range of discount rates at time of purchase.

5

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® COMMODITIES SELECT STRATEGY ETF

January 31, 2016

Open futures contracts as of January 31, 2016 were as follows:h

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	118	Mar. 2016	London Metal	$4,471,463	$138,641
Brent Crude Oil	609	Oct. 2016	New York Mercantile	24,597,510	1,927,915
Cocoa	33	Sep. 2016	ICE Futures U.S.	914,100	(44,116)
Coffee	35	Sep. 2016	ICE Futures U.S.	1,599,938	2,343
Copper	49	Jun. 2016	London Metal	5,584,775	191,914
Corn	457	Sep. 2016	Chicago Board of Trade	8,820,100	300,168
Cotton	75	Jul. 2016	ICE Futures U.S.	2,322,375	(124,627)
Feeder Cattle	18	Sep. 2016	Chicago Mercantile	1,396,350	(15,151)
Gasoline RBOB	148	Oct. 2016	NYMEX	7,283,287	157,132
Gold	14	Apr. 2016	COMEX	1,562,960	40,259
KC Red Wheat	62	Jul. 2016	Chicago Board of Trade	1,525,975	(24,343)
Lead	25	Jul. 2016	London Metal	1,075,000	60,734
Lean Hogs	88	Aug. 2016	Chicago Mercantile	2,794,880	69,160
Live Cattle	101	Jun. 2016	Chicago Mercantile	4,986,370	(301,704)
Low Sulphur Gasoil	186	Sep. 2016	ICE Futures U.S.	6,519,300	157,518
Natural Gas	202	Sep. 2016	New York Mercantile	4,993,440	(128,446)
Nickel	16	Apr. 2016	London Metal	827,136	(69,213)
NY Harb ULSD	135	Apr. 2016	New York Mercantile	6,198,444	306,927
Silver	3	Mar. 2016	COMEX	213,645	1,636
Soybean	120	Mar. 2016	Chicago Board of Trade	5,293,500	2,559
Sugar	221	May 2016	ICE Futures U.S.	3,237,562	232,046
Wheat	268	May. 2016	Chicago Board of Trade	6,499,000	(92,514)
WTI Crude Oil	774	Sep. 2016	ICE Futures Europe	31,230,900	2,300,521
Zinc	32	Sep. 2016	London Metal	1,308,000	98,256

		Net unrealized appreciation			$5,187,615

[h]	Represents positions held in the Subsidiary.

See accompanying notes to schedules of investments.

6

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED 10+ YEAR CREDIT BOND ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 94.95%

EXCHANGE-TRADED FUNDS — 94.95%
iShares 10+ Year Credit Bond ETF[a]	115,454	$6,450,415

		6,450,415

TOTAL INVESTMENT COMPANIES
(Cost: $6,614,478)		6,450,415

SHORT-TERM INVESTMENTS — 0.85%
MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	57,686	57,686

		57,686

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,686)	$57,686

TOTAL INVESTMENTS IN SECURITIES — 95.80%
(Cost: $6,672,164)	6,508,101
Other Assets, Less Liabilities — 4.20%	285,638

NET ASSETS — 100.00%	$6,793,739

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Centrally cleared short interest rate swaps outstanding as of January 31, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.96%*	3-month LIBOR	07/24/2017	Chicago Mercantile	$(85,000)	$(198)	$(63)
1.81%*	3-month LIBOR	07/24/2020	Chicago Mercantile	(625,000)	(8,293)	(7,548)
2.43%*	3-month LIBOR	07/24/2025	Chicago Mercantile	(1,250,000)	(45,703)	(25,360)
2.44%*	3-month LIBOR	10/02/2035	Chicago Mercantile	(2,325,000)	74	(90,274)
2.87%*	3-month LIBOR	07/24/2045	Chicago Mercantile	(1,375,000)	(54,634)	(115,260)

			Net unrealized depreciation			$(238,505)

*	Fund pays the fixed rate and receives the floating rate.

7

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 95.45%

EXCHANGE-TRADED FUNDS — 95.45%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a,b]	221,998	$25,341,072

		25,341,072

TOTAL INVESTMENT COMPANIES
(Cost: $26,094,008)		25,341,072

SHORT-TERM INVESTMENTS — 48.18%

MONEY MARKET FUNDS — 48.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[a,b,c]	11,591,506	11,591,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[a,b,c]	610,070	610,070

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,c]	590,551	$590,551

		12,792,127

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,792,127)		12,792,127

TOTAL INVESTMENTS IN SECURITIES — 143.63%
(Cost: $38,886,135)		38,133,199
Other Assets, Less Liabilities — (43.63)%		(11,583,293)

NET ASSETS — 100.00%		$26,549,906

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Centrally cleared short interest rate swaps outstanding as of January 31, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.90%*	3-month LIBOR	09/18/2017	Chicago Mercantile	$(4,550,000)	$(2,800)	$(6,668)
1.64%*	3-month LIBOR	09/18/2020	Chicago Mercantile	(8,000,000)	(16,394)	(124,212)
2.30%*	3-month LIBOR	09/18/2025	Chicago Mercantile	(7,200,000)	(45,207)	(281,225)
2.71%*	3-month LIBOR	09/18/2035	Chicago Mercantile	(4,200,000)	(54,026)	(294,918)
2.81%*	3-month LIBOR	09/18/2045	Chicago Mercantile	(1,200,000)	(19,957)	(112,004)

			Net unrealized depreciation			$(819,027)

*	Fund pays the fixed rate and receives the floating rate.

8

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED EMERGING MARKETS BOND ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 94.97%

EXCHANGE-TRADED FUNDS — 94.97%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	20,802	$2,201,268

		2,201,268

TOTAL INVESTMENT COMPANIES
(Cost: $2,281,355)		2,201,268

SHORT-TERM INVESTMENTS — 3.44%

MONEY MARKET FUNDS — 3.44%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[a,b]	79,599	79,599

		79,599

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,599)	$79,599

TOTAL INVESTMENTS IN SECURITIES — 98.41%
(Cost: $2,360,954)	2,280,867
Other Assets, Less Liabilities — 1.59%	36,960

NET ASSETS — 100.00%	$2,317,827

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Centrally cleared short interest rate swaps outstanding as of January 31, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.96%*	3-month LIBOR	07/24/2017	Chicago Mercantile	$(500,000)	$(1,889)	$61
1.81%*	3-month LIBOR	07/24/2020	Chicago Mercantile	(1,200,000)	(3,183)	(26,508)
2.43%*	3-month LIBOR	07/24/2025	Chicago Mercantile	(800,000)	(15,746)	(37,596)
2.87%*	3-month LIBOR	07/24/2045	Chicago Mercantile	(90,000)	(2,065)	(9,062)

			Net unrealized depreciation			$(73,105)

*	Fund pays the fixed rate and receives the floating rate.

See accompanying notes to schedules of investments.

9

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

January 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 97.33%

EXCHANGE-TRADED FUNDS — 97.33%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	444,530	$35,242,339

		35,242,339

TOTAL INVESTMENT COMPANIES
(Cost: $41,638,736)		35,242,339

SHORT-TERM INVESTMENTS — 47.66%

MONEY MARKET FUNDS — 47.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.45%[b,c,d]	15,805,887	15,805,887
BlackRock Cash Funds: Prime, SL Agency Shares
0.43%[b,c,d]	831,876	831,876

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[b,c]	619,897	$619,897

		17,257,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,257,660)		17,257,660

TOTAL INVESTMENTS IN SECURITIES — 144.99%
(Cost: $58,896,396)		52,499,999
Other Assets, Less Liabilities — (44.99)%		(16,289,697)

NET ASSETS — 100.00%		$36,210,302

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Centrally cleared short interest rate swaps outstanding as of January 31, 2016 were as follows:

Fixed Rate	Floating Rate	Expiration Date	Clearinghouse	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.90%*	3-month LIBOR	09/18/2017	Chicago Mercantile	$(15,110,000)	$1,920	$(31,334)
1.64%*	3-month LIBOR	09/18/2020	Chicago Mercantile	(15,500,000)	—	(270,595)
2.30%*	3-month LIBOR	09/18/2025	Chicago Mercantile	(5,770,000)	(6,686)	(254,135)
2.81%*	3-month LIBOR	09/18/2045	Chicago Mercantile	(65,000)	—	(7,141)

			Net unrealized depreciation			$(563,205)

*	Fund pays the fixed rate and receives the floating rate.

See accompanying notes to schedules of investments.

10

Schedule of Investments   (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 25.08%
ACAS CLO Ltd.
Series 2007-1A, Class A1S
0.83%, 04/20/21 (Call 04/20/16)[a,b]	$111	$110,912
Series 2012-1AR, Class A1R
1.82%, 09/20/23 (Call 03/20/16)[a,b]	7,561	7,536,744
Ally Auto Receivables Trust
Series 2014-1, Class A3
0.97%, 10/15/18 (Call 11/15/17)	8,638	8,632,505
American Credit Acceptance Receivables Trust
Series 2014-4, Class A
1.33%, 07/10/18 (Call 08/10/17)[a]	174	174,124
American Express Credit Account Master Trust
Series 2013-1, Class A
0.85%, 02/16/21[b]	5,000	4,999,580
American Express Credit Account Secured Note
Series 2012-4, Class A
0.67%, 05/15/20[b]	14,500	14,489,953
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class D
3.03%, 07/09/18 (Call 11/08/16)	1,700	1,716,447
Series 2013-1, Class D
2.09%, 02/08/19 (Call 06/08/17)	2,500	2,508,880
Series 2016-1, Class A2B
1.17%, 06/10/19[b]	9,100	9,100,254
Apidos CDO V
Series 2007-5A, Class A1S
0.85%, 04/15/21[a,b]	887	877,632

Security	Principal (000s)	Value
Apidos CLO XII
Series 2013-12A, Class A
1.72%, 04/15/25[a,b]	$8,000	$7,860,800
ARI Fleet Lease Trust
Series 2012-B, Class A
0.73%, 01/15/21 (Call 04/15/16)[a,b]	1,068	1,067,793
Series 2014-A, Class A2
0.81%, 11/15/22 (Call 07/15/17)[a]	455	453,660
Avalon IV Capital Ltd.
Series 2012-1AR, Class AR
1.46%, 04/17/23[a,b]	1,226	1,220,262
BA Credit Card Trust
Series 2014-A3, Class A
0.72%, 01/15/20[b]	2,000	2,000,707
BlueMountain CLO Ltd.
Series 2012-1A, Class A
1.94%, 07/20/23 (Call 04/20/16)[a,b]	15,000	14,930,324
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A1
1.63%, 02/18/20[a]	10,000	10,041,520
Series 2014-2, Class A
0.88%, 07/15/22[b]	3,500	3,467,877
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1
0.48%, 11/15/19[b]	10,250	10,231,549
Series 2007-A5, Class A5
0.47%, 07/15/20[b]	6,860	6,829,817
CarMax Auto Owner Trust
Series 2015-4
1.03%, 04/15/19 (Call 09/15/19)[b]	10,000	10,010,774

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2016-1, Class A2B
1.00%, 04/15/19	$10,000	$10,000,000
Chase Issuance Trust
Series 2007-A5, Class A5
0.47%, 03/15/19[b]	5,120	5,103,022
Series 2012-A02, Class A2
0.70%, 05/15/19[b]	9,480	9,476,302
Series 2012-A10, Class A10
0.69%, 12/16/19[b]	3,994	3,989,610
Series 2013-A9, Class A
0.85%, 11/16/20[b]	2,000	2,000,560
Chesapeake Funding LLC
Series 2014-1A, Class A
0.84%, 03/07/26[a,b]	10,543	10,513,833
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A4
1.27%, 03/15/19 (Call 09/15/17)[a]	1,460	1,457,397
Series 2014-BA, Class A3
1.27%, 05/15/19 (Call 05/15/18)[a]	9,300	9,294,172
CIFC Funding Ltd.
Series 2012-2A, Class A1R
1.80%, 12/05/24 (Call 03/05/16)[a,b]	1,500	1,492,542
Citibank Credit Card Issuance Trust
Series 2013-A4, Class A4
0.85%, 07/24/20[b]	2,000	1,998,824
CNH Wholesale Master Note Trust
Series 2013-2A, Class B
1.33%, 08/15/19[a,b]	300	299,728
COA Caerus CLO Ltd.
Series 2007-6A, Class A1
1.26%, 12/13/19 (Call 04/11/16)[a,b]	905	899,029

Security	Principal (000s)	Value
Cornerstone CLO Ltd.
Series 2007-1A, Class A1S
0.84%, 07/15/21 (Call 04/15/16)[a,b]	$138	$136,589
Credit Acceptance Auto Loan Trust
Series 2015-1A, Class A
2.00%, 07/15/22[a]	2,315	2,313,855
Series 2013-2A, Class A
1.50%, 04/15/21[a]	676	675,746
Discover Card Execution Note Trust
Series 2013-A6, Class A6
0.88%, 04/15/21[b]	3,370	3,370,000
Series 2015-A1, Class A1
0.78%, 08/17/20[b]	11,100	11,091,859
Discover Card Master Trust
Series 2012-A4, Class A
0.56%, 11/15/19[b]	10,470	10,472,866
Drive Auto Receivables Trust
Series 2015-BA, Class A2B
1.03%, 12/15/17[a,b]	1,781	1,780,379
Series 2015-DA, Class A2B
1.30%, 06/15/18[a,b]	7,881	7,880,826
Dryden XXII Senior Loan Fund
Series 2011-22A, Class A1R
1.79%, 01/15/22 (Call 04/15/16)[a,b]	1,329	1,325,891
Dryden XXV Senior Loan Fund
Series 2012-25A, Class A
2.00%, 01/15/25 (Call 04/15/16)[a,b]	9,000	8,918,823
Flatiron CLO Ltd.
Series 2011-1A, Class A
2.17%, 01/15/23[a,b]	9,396	9,401,472
Ford Credit Auto Owner Trust
Series 2012-B, Class D
2.93%, 10/15/18 (Call 08/15/16)	1,790	1,803,567

12

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2014-B, Class A3
0.90%, 10/15/18 (Call 02/15/18)	$6,635	$6,632,795
Ford Credit Floorplan Master Owner Trust A
Series 2015-4, Class A2
0.93%, 08/15/20	5,485	5,475,387
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,918,153
Series 2013-5, Class A1
1.50%, 09/15/18	22,911	22,966,183
Series 2014-1, Class A1
1.20%, 02/15/19	17,375	17,376,640
Series 2014-1, Class A2
0.83%, 02/15/19[b]	6,110	6,102,196
Series 2014-4, Class A2
0.78%, 08/15/19[b]	3,000	2,987,111
Series 2015-1, Class A2
0.83%, 01/15/20[b]	8,840	8,801,855
Fraser Sullivan CLO VII Ltd.
Series 2012-7A, Class A1R
1.70%, 04/20/23 (Call 04/20/16)[a,b]	4,054	4,039,487
Galaxy XV CLO Ltd.
Series 2013-15A, Class A
1.87%, 04/15/25[a,b]	3,000	2,934,000
Golden Credit Card Trust
Series 2015-1A, Class A
0.87%, 02/15/20[a,b]	3,700	3,693,243
GoldenTree Loan Opportunities VII Ltd.
Series 2013-7A, Class A
1.77%, 04/25/25[a,b]	22,535	22,072,145
Honda Auto Receivables Owner Trust
Series 2014-2, Class A3
0.77%, 03/19/18 (Call 08/18/17)	5,173	5,165,990

Security	Principal (000s)	Value
Hyundai Auto Receivables Trust
Series 2015-C, Class A2B
0.80%, 11/15/18[b]	$16,000	$15,995,203
ING IM CLO Ltd.
Series 2012-1RA, Class A1R
1.54%, 03/14/22[a,b]	3,712	3,696,196
Invitation Homes Trust
Series 2013-SFR1, Class A
1.58%, 12/17/30[a,b]	1,960	1,932,284
Series 2014-SFR3, Class A
1.63%, 12/17/31	2,000	1,958,143
Series 2015-SFR3, Class A
1.73%, 08/17/32	7,355	7,251,224
John Deere Owner Trust
Series 2015-B, Class A2
0.98%, 06/15/18	15,000	14,986,578
LCM X LP
Series 10AR, Class AR
1.58%, 04/15/22[a,b]	1,748	1,741,540
LCM XII LP
Series 12A, Class AR
1.88%, 10/19/22[a,b]	5,000	4,957,163
Mercedes Benz Auto Receivables Trust
Series 2015-1, Class A2A
0.82%, 06/15/18	2,000	1,997,107
Navient Private Education Loan Trust
Series 2014-AA, Class A1
0.91%, 05/16/22[a,b]	314	313,713
Series 2014-CT, Class A
1.13%, 09/16/24[a,b]	4,122	4,071,558

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2016-AA, Class A1
1.00%, 12/15/25	$15,000	$15,000,000
Navient Student Loan Trust
Series 2015-2, Class A2
0.85%, 08/27/29[b]	4,465	4,385,205
Nissan Master Owner Trust Receivables
Series 2013-A, Class A
0.73%, 02/15/18[b]	10,000	10,000,000
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47%, 09/18/24[a]	3,510	3,490,256
Palmer Square CLO Ltd.
Series 2014-1A, Class A1
1.89%, 10/17/22 (Call 04/17/16)[a,b]	2,483	2,475,625
PFS Financing Corp.
Series 2014-AA, Class A
1.03%, 02/15/19[a,b]	1,000	994,208
Series 2014-AA, Class B
1.38%, 02/15/19[a,b]	1,100	1,095,542
Series 2014-BA, Class A
1.03%, 10/15/19[a,b]	1,915	1,890,623
Regatta Funding Ltd.
Series 2007-1A, Class A1L
0.76%, 06/15/20 (Call 03/15/16)[a,b]	108	107,716
Santander Drive Auto Receivables Trust
Series 2012-1, Class D
4.56%, 11/15/17 (Call 06/15/16)	6,081	6,138,225
Series 2012-2, Class D
3.87%, 02/15/18 (Call 08/15/16)	2,000	2,021,208
Series 2012-2A, Class E
5.95%, 04/15/19 (Call 08/15/16)[a]	3,695	3,768,000
Series 2012-AA, Class C
1.78%, 11/15/18 (Call 04/15/17)[a]	1,304	1,304,226

Security	Principal (000s)	Value
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 04/15/17)[a]	$2,500	$2,519,253
Series 2013-1, Class C
1.76%, 01/15/19	2,250	2,252,935
Series 2013-2, Class B
1.33%, 03/15/18 (Call 07/15/17)	836	835,968
Series 2013-5, Class B
1.55%, 10/15/18 (Call 10/15/17)	615	614,658
Series 2014-1, Class D
2.91%, 04/15/20 (Call 11/15/17)	2,345	2,368,535
Series 2014-3, Class B
1.45%, 05/15/19 (Call 03/15/18)	785	784,589
Silver Bay Realty Trust
Series 2014-1, Class A
1.43%, 09/17/31	991	967,012
SLM Private Credit Student Loan Trust
Series 2004-B, Class A2
0.71%, 06/15/21[b]	1,405	1,393,871
Series 2005-A, Class A3
0.71%, 06/15/23[b]	2,382	2,267,874
Series 2006-A, Class A4
0.70%, 12/15/23[b]	733	722,390
SLM Private Education Loan Trust
Series 2011-C, Class A2A
3.68%, 10/17/44[a,b]	1,982	2,064,170
Series 2012-A, Class A1
1.83%, 08/15/25[a,b]	474	474,942
Series 2012-B, Class A2
3.48%, 10/15/30[a]	1,163	1,183,469
Series 2012-C, Class A1
1.53%, 08/15/23[a,b]	654	654,655

14

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2012-E, Class A1
1.18%, 10/16/23[a,b]	$604	$604,267
Series 2012-E, Class A2B
2.18%, 06/15/45[a,b]	5,250	5,288,319
Series 2013-A, Class A1
1.03%, 08/15/22[a,b]	1,863	1,858,967
Series 2013-A, Class A2B
1.48%, 05/17/27[a,b]	265	262,640
Series 2013-B, Class A1
1.08%, 07/15/22[a,b]	1,081	1,078,401
Series 2013-C, Class A1
1.28%, 02/15/22[a,b]	897	896,166
Series 2013-C, Class A2B
1.83%, 10/15/31[a,b]	1,750	1,752,493
Series 2014-A, Class A1
1.03%, 07/15/22[a,b]	6,520	6,474,631
Series 2015-B, Class A1
1.13%, 02/15/23[a,b]	3,135	3,117,925
SLM Student Loan Trust
Series 2006-4, Class A5
0.72%, 10/27/25[b]	1,364	1,352,581
Series 2011-2, Class A1
1.03%, 11/25/27[b]	1,073	1,055,061
SMB Private Education Loan Trust
Series 2014-A, Class A1
0.93%, 09/15/21[a,b]	1,620	1,614,078
Series 2015-A, Class A1
1.03%, 07/17/23[a,b]	4,322	4,298,788
Series 2015-C, Class A1
1.33%, 07/15/22 (Call 02/15/16)[a,b]	6,649	6,645,861
SoFi Professional Loan Program LLC
Series 2015-A, Class A1
1.63%, 03/25/33[a,b]	2,097	2,068,668

Security	Principal (000s)	Value
Series 2014-A, Class A1
2.03%, 06/25/25[a,b]	$1,174	$1,174,869
Series 2014-B, Class A1
1.68%, 08/25/32[a,b]	731	723,204
SWAY Residential Trust
Series 2014-1, Class A
1.73%, 01/17/32[a,b]	6,503	6,330,202
Synchrony Credit Card Master Note Trust
Series 2012-3, Class A
0.88%, 03/15/20[b]	9,295	9,279,707
Voya CLO Ltd.
Series 2013-1A, Class A1
1.76%, 04/15/24 (Call 04/15/16)[a,b]	1,900	1,877,053
Wheels SPV 2 LLC
Series 2014-1A, Class A2
0.84%, 03/20/23[a]	309	307,437
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.91%, 02/15/22[b]	15,405	15,358,266

TOTAL ASSET-BACKED SECURITIES
(Cost: $549,919,258)		548,219,639

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.31%

MORTGAGE-BACKED SECURITIES — 8.31%
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class A
1.48%, 09/15/26[a,b]	525	523,719

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Series 2014-FL1, Class A
1.83%, 12/15/31[a,b]	$2,670	$2,642,149
Banc of America Commercial Mortgage Trust
Series 2006-2, Class A4
6.02%, 05/10/45[b]	642	642,544
Series 2007-4, Class A1A
5.77%, 02/10/51[b]	1,883	1,959,320
Series 2007-5, Class A4
5.49%, 02/10/51	2,933	3,042,794
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2007-1, Class A4
5.45%, 01/15/49	3,510	3,596,817
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.91%, 09/11/38[b]	740	743,109
Series 2006-PW14, Class A1A
5.19%, 12/11/38	191	194,455
Series 2006-T22, Class AJ
5.62%, 04/12/38[b]	4,055	4,067,030
Series 2007-PW15, Class A1A
5.32%, 02/11/44	218	223,903
Series 2007-PW15, Class A4
5.33%, 02/11/44	789	808,590
Series 2007-PW16, Class A4
1.00%, 06/11/40[b]	5,033	5,187,145
Series 2007-PW17, Class A4
5.69%, 06/11/50[b]	7,517	7,823,773
Series 2007-PW18, Class A1A
5.60%, 06/11/50	2,656	2,794,520
Series 2007-PW18, Class A4
5.70%, 06/11/50	1,300	1,355,747

Security	Principal (000s)	Value
Brunel Residential Mortgage Securitisation PLC
Series 2007-1A, Class A4C
0.82%, 01/13/39 (Call 04/13/16)[a,b]	$1,023	$1,010,290
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.75%, 11/15/19[a,b]	4,500	4,493,604
CD Mortgage Trust
Series 2007-CD5, Class A4
1.00%, 11/15/44[b]	4,436	4,646,584
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class A
1.83%, 12/15/27[a,b]	7,350	7,257,845
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/49	1,977	2,000,796
Series 2014-388G, Class A
1.18%, 06/15/33[a,b]	2,125	2,093,848
COMM Mortgage Trust
Series 2006-C7, Class A4
5.96%, 06/10/46[b]	1,042	1,042,856
Series 2006-C8, Class AM
5.35%, 12/10/46	5,000	5,102,792
Series 2007-C9, Class A4
1.00%, 12/10/49[b]	805	838,647
Series 2014-FL5, Class A
1.80%, 10/15/31[a,b]	1,375	1,363,405
Series 2014-PAT, Class A
1.22%, 08/13/27[a,b]	1,420	1,386,604
Commercial Mortgage Trust
Series 2007-GG11, Class A4
5.74%, 12/10/49	1,504	1,566,186

16

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.72%, 02/15/39[b]	$134	$133,652
Series 2006-C3, Class AM
6.01%, 06/15/38[b]	2,500	2,520,097
Series 2006-C5, Class A3
5.31%, 12/15/39	467	472,070
DBRR Trust
Series 2013-EZ3, Class A
1.64%, 12/18/49[a,b]	747	745,318
FCT Marsollier Mortgages
Series 2009-1, Class A
0.37%, 09/27/50[b,c]	124	133,734
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	1,000	1,017,000
Hilton USA Trust
Series 2013-HLT, Class EFX
2.66%, 11/05/30	12,667	12,703,153
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.70%, 12/12/44[b]	64	63,487
Series 2006-LDP7, Class A4
6.11%, 04/17/45[b]	2,609	2,615,067
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,312	2,355,932
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	245	249,924
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,801	1,839,989
Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	1,675	1,744,518

Security	Principal (000s)	Value
Series 2007-LDPX, Class A3
5.42%, 01/15/49	$17,901	$18,267,357
Series 2013-WT, Class A
2.80%, 02/16/25[a]	3,987	4,029,143
Series 2014-FL6, Class A
1.83%, 11/15/31[a,b]	2,295	2,262,757
Series 2015-CSMO, Class A
1.68%, 01/15/32[a,b]	4,000	3,952,560
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.05%, 07/15/44[b]	3,743	3,896,868
LB-UBS Commercial Mortgage Trust
Series 2006-C3, Class A1A
5.64%, 03/15/39[b]	561	561,912
Series 2006-C4, Class AM
6.05%, 06/15/38[b]	1,250	1,267,277
Series 2006-C7, Class A3
5.35%, 11/15/38	525	532,633
Series 2007-C2, Class A1A
5.39%, 02/15/40	2,491	2,554,161
Series 2007-C2, Class A3
5.43%, 02/15/40	1,961	2,004,541
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM
5.78%, 08/12/43[b]	4,400	4,456,808
ML-CFC Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 07/12/46[b]	2,467	2,496,235
Series 2006-4, Class AM
5.20%, 12/12/49	2,050	2,097,598
Series 2007-9, Class A4
5.70%, 09/12/49	3,792	3,951,226

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4FL
0.57%, 07/12/44[b]	$1,578	$1,576,171
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	366	373,151
Series 2006-T23, Class A4
6.02%, 08/12/41[b]	1,939	1,950,978
Series 2007-HQ11, Class A4FL
0.56%, 02/12/44[b]	3,960	3,910,108
Series 2007-IQ13, Class A1A
5.31%, 03/15/44	5,248	5,372,682
Series 2007-IQ15, Class A4
5.92%, 06/11/49[b]	3,596	3,735,009
Series 2007-IQ16 Class A4
5.81%, 12/12/49	6,097	6,368,649
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	397	404,766
Series 2007-T27, Class A4
5.82%, 06/11/42[b]	2,588	2,694,754
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A1A
5.30%, 11/15/48	215	218,254
Series 2007-C32, Class AMFL
0.65%, 06/15/49[a,b]	8,000	7,822,083

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $183,357,070)		181,760,694

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 48.06%

ADVERTISING — 0.12%
Omnicom Group Inc.
5.90%, 04/15/16	$2,649	$2,674,642

		2,674,642
AEROSPACE & DEFENSE — 0.12%
Exelis Inc.
4.25%, 10/01/16	2,260	2,302,461
L-3 Communications Corp.
3.95%, 11/15/16	403	408,560

AGRICULTURE — 1.38%
BAT International Finance PLC
1.02%, 06/15/18[a,b]	2,000	1,988,090
Philip Morris International Inc.
1.25%, 08/11/17	2,100	2,106,703
2.50%, 05/16/16	10,000	10,052,960
Reynolds American Inc.
3.50%, 08/04/16[d]	15,800	15,956,404

		30,104,157
AIRLINES — 0.19%
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	2,558	2,634,946
UAL 2009-1 Pass Through Trust
10.40%, 05/01/18[d]	105	110,384
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	1,244	1,318,926

		4,064,256

18

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 0.92%
Daimler Finance North America LLC
0.67%, 08/01/17[a,b]	$1,700	$1,689,225
1.01%, 08/01/16[a,b]	2,000	2,000,978
1.04%, 08/03/17[a,b,d]	6,450	6,444,272
2.63%, 09/15/16[a]	2,250	2,269,289
3.00%, 03/28/16[a]	2,750	2,757,535
Ford Motor Credit Co. LLC
1.23%, 03/27/17[b]	1,600	1,584,483
Nissan Motor Acceptance Corp.
0.97%, 03/03/17[a,b]	250	249,431
1.00%, 03/15/16[a]	2,400	2,400,286
1.30%, 09/26/16[a,b]	750	750,016

		20,145,515
BANKS — 22.23%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	4,000	3,998,816
4.00%, 04/27/16	6,000	6,045,120
ABN AMRO Bank NV
1.12%, 10/28/16[a,b]	635	636,388
Bank of America Corp.
1.00%, 08/25/17[b]	1,250	1,242,601
1.00%, 04/01/19[b]	4,000	3,951,052
1.35%, 11/21/16	1,300	1,300,048
1.41%, 03/22/16[b,d]	2,750	2,751,774
1.66%, 03/22/18[b]	6,750	6,754,043
3.63%, 03/17/16[d]	5,250	5,268,396
5.63%, 10/14/16	910	937,692
Series 1
3.75%, 07/12/16	11,000	11,126,885
Bank of America N.A.
1.25%, 02/14/17	10,000	9,988,000

Security	Principal (000s)	Value
Bank of Montreal
0.93%, 07/31/18[b,d]	$6,450	$6,424,793
Bank of Nova Scotia (The)
2.15%, 08/03/16[a]	10,000	10,060,100
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.01%, 03/02/16	20,000	21,644,780
Banque Federative du Credit Mutuel SA
1.47%, 01/20/17[a,b]	1,000	1,002,722
Barclays Bank PLC
0.94%, 02/17/17[b]	3,150	3,148,179
BB&T Corp.
1.37%, 06/15/18 (Call 05/15/18)[b]	23,775	23,787,720
3.95%, 04/29/16	1,000	1,007,769
BNP Paribas SA
1.09%, 12/12/16[b]	750	750,221
3.60%, 02/23/16	3,500	3,505,541
BPCE SA
1.16%, 06/17/17[b]	700	698,541
1.19%, 02/10/17[b]	1,900	1,904,247
Capital One Financial Corp.
3.15%, 07/15/16	26,150	26,370,915
6.15%, 09/01/16	2,000	2,056,258
Capital One N.A./Mclean VA
1.01%, 02/05/18 (Call 01/05/18)[b,d]	500	497,927
1.51%, 08/17/18 (Call 07/18/18)[b]	6,250	6,289,637
Citigroup Inc.
1.03%, 03/10/17[b]	1,750	1,743,625
1.30%, 04/01/16[d]	3,500	3,502,632

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
1.58%, 07/25/16[b]	$975	$976,761
1.85%, 11/24/17	10,000	9,994,650
Credit Suisse AG/New York NY
1.00%, 04/27/18[b,d]	7,035	7,001,717
1.01%, 01/29/18[b,d]	1,250	1,245,019
Deutsche Bank AG/London
0.88%, 05/30/17[b]	1,000	994,734
1.04%, 02/13/18[b,d]	3,000	2,987,184
Fifth Third Bancorp.
0.99%, 12/20/16[b]	750	746,823
Fifth Third Bank/Cincinnati OH
0.87%, 11/18/16 (Call 10/18/16)[b,d]	1,500	1,500,239
1.15%, 11/18/16 (Call 10/18/16)	3,500	3,499,699
Goldman Sachs Group Inc. (The)
1.04%, 03/22/16[b]	4,665	4,665,672
1.06%, 06/04/17[b]	5,000	4,986,405
1.52%, 04/30/18[b]	7,000	7,023,023
3.63%, 02/07/16	8,500	8,502,465
5.63%, 01/15/17	2,000	2,071,658
5.75%, 10/01/16[d]	14,000	14,416,010
HSBC Bank PLC
1.00%, 05/15/18[a,b]	5,000	4,981,550
HSBC USA Inc.
0.87%, 03/03/17[b]	3,000	2,994,582
1.11%, 08/07/18[b]	3,250	3,239,538
Huntington National Bank (The)
1.03%, 04/24/17 (Call 03/25/17)[b]	1,405	1,398,461
ING Bank NV
1.07%, 03/16/18[a],b	4,250	4,236,774
1.40%, 03/07/16[a,b]	800	800,251
4.00%, 03/15/16[a]	1,250	1,254,881

Security	Principal (000s)	Value
JPMorgan Chase & Co.
0.88%, 02/15/17[b]	$4,952	$4,951,277
1.03%, 02/26/16[b]	1,575	1,575,090
1.17%, 04/25/18[b]	3,000	2,971,221
1.35%, 02/15/17	14,000	13,998,614
3.15%, 07/05/16[d]	15,960	16,110,710
3.45%, 03/01/16	3,800	3,806,874
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	7,250	7,247,346
5.45%, 03/03/16	5,000	5,023,210
Morgan Stanley
1.35%, 01/05/18[b]	1,600	1,592,827
1.90%, 04/25/18[b,d]	6,282	6,322,525
2.00%, 02/01/19	15,000	15,072,135
5.45%, 01/09/17	5,000	5,185,345
5.75%, 10/18/16	5,000	5,158,275
MUFG Union Bank N.A.
1.35%, 09/26/16[b]	1,000	1,001,333
National Bank of Canada
2.20%, 10/19/16[a]	10,500	10,595,760
Nordea Bank AB
1.37%, 09/17/18[a,b]	10,000	10,022,280
Nordea Eiendomskreditt AS
2.13%, 09/22/16[a]	3,475	3,500,013
Royal Bank of Canada
0.86%, 07/30/18[b]	6,000	5,983,854
1.13%, 07/22/16	19,000	19,020,881
1.19%, 12/10/18[b]	4,000	3,994,888
Royal Bank of Scotland Group PLC
1.54%, 03/31/17[b]	1,150	1,144,841
SpareBank 1 Boligkreditt AS
2.63%, 05/27/16[a]	1,250	1,256,513

20

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Standard Chartered PLC
3.20%, 05/12/16[a]	$4,171	$4,193,186
Sumitomo Mitsui Banking Corp.
1.56%, 01/18/19[b]	5,500	5,506,408
Sumitomo Mitsui Trust Bank Ltd.
1.31%, 09/16/16[a,b]	500	499,752
Swedbank Hypotek AB
2.13%, 08/31/16[a]	11,000	11,074,052
Toronto-Dominion Bank (The)
1.16%, 07/23/18[b]	9,500	9,456,366
1.63%, 09/14/16[a,d]	22,000	22,096,316
UBS AG/Stamford CT
1.30%, 03/26/18[b]	6,950	6,930,422
Wachovia Corp.
0.99%, 10/15/16[b,d]	3,250	3,241,024
5.63%, 10/15/16	3,000	3,087,627
Wells Fargo & Co.
0.90%, 09/14/18[b]	4,325	4,293,903
1.25%, 04/23/18[b]	4,000	3,991,824
2.63%, 12/15/16[d]	8,000	8,120,920

		485,942,130
BEVERAGES — 0.39%
PepsiCo Inc.
0.97%, 10/13/17[b]	8,500	8,502,261

		8,502,261
BIOTECHNOLOGY — 0.82%
Amgen Inc.
2.30%, 06/15/16	7,750	7,790,478
2.50%, 11/15/16[d]	10,000	10,106,390

		17,896,868

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.08%
ERAC USA Finance LLC
1.40%, 04/15/16[a]	$1,660	$1,660,576

		1,660,576
COMPUTERS — 0.75%
Hewlett Packard Enterprise Co.
2.54%, 10/05/18[a,b]	16,340	16,386,046

		16,386,046
DIVERSIFIED FINANCIAL SERVICES — 3.81%
American Express Credit Corp.
1.30%, 07/29/16[d]	12,000	12,015,000
2.80%, 09/19/16	3,000	3,033,894
Caisse Centrale Desjardins
0.85%, 09/12/17[a,b]	3,800	3,782,049
Credit Suisse USA Inc.
5.85%, 08/16/16[d]	5,000	5,133,965
Ford Motor Credit Co. LLC
1.02%, 12/06/17[b]	1,000	983,920
1.59%, 05/09/16[b]	1,500	1,501,626
1.70%, 05/09/16	750	751,114
3.98%, 06/15/16	15,570	15,710,363
4.21%, 04/15/16[d]	8,750	8,802,369
8.00%, 12/15/16	2,000	2,104,336

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
General Electric Capital Corp.
2.95%, 05/09/16	$5,000	$5,030,175
General Motors Financial Co. Inc.
2.75%, 05/15/16	20,328	20,400,571
HSBC Finance Corp.
0.84%, 06/01/16[b]	4,025	4,021,889

		83,271,271
ELECTRIC — 0.90%
Duke Energy Corp.
2.15%, 11/15/16	715	720,212
Duke Energy Indiana LLC
6.05%, 06/15/16	7,300	7,439,890
Jersey Central Power & Light Co.
5.63%, 05/01/16	7,339	7,422,364
Nevada Power Co.
Series M
5.95%, 03/15/16	1,091	1,097,646
Ohio Power Co.
6.00%, 06/01/16	835	848,095
Southern Co. (The)
1.95%, 09/01/16	2,105	2,113,959

		19,642,166
ELECTRONICS — 0.24%
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	5,250	5,270,942

		5,270,942

Security	Principal (000s)	Value
FOOD — 0.18%
Mondelez International Inc.
4.13%, 02/09/16	$4,000	$4,002,184

		4,002,184
HEALTH CARE — PRODUCTS — 0.16%
Medtronic Inc.
2.63%, 03/15/16	1,158	1,160,582
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	2,250	2,244,679

		3,405,261
HEALTH CARE — SERVICES — 1.28%
UnitedHealth Group Inc.
1.07%, 01/17/17[b]	12,000	12,005,100
Ventas Realty LP
1.55%, 09/26/16	15,900	15,927,189

		27,932,289
HOLDING COMPANIES — DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
0.91%, 02/09/18 (Call 01/09/18)[b]	2,000	1,987,206

		1,987,206
INSURANCE — 3.19%
Allied World Assurance Co. Holdings Ltd.
7.50%, 08/01/16	4,000	4,118,224

22

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
American International Group Inc.
5.60%, 10/18/16	$5,140	$5,301,473
Aon Corp.
3.13%, 05/27/16	15,830	15,934,715
Hartford Financial Services Group Inc. (The)
5.50%, 10/15/16	1,967	2,027,572
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	13,445	13,825,077
MetLife Inc.
6.75%, 06/01/16	12,451	12,692,300
Pricoa Global Funding I
1.15%, 11/25/16[a]	6,180	6,175,965
Prudential Financial Inc.
3.00%, 05/12/16	9,715	9,770,269

		69,845,595
LEISURE TIME — 0.58%
Carnival Corp.
1.20%, 02/05/16	12,650	12,650,278

		12,650,278
LODGING — 0.04%
Marriott International Inc./MD
6.20%, 06/15/16	945	962,735
MEDIA — 1.39%
Comcast Corp.
4.95%, 06/15/16[d]	7,722	7,834,154
6.50%, 01/15/17	9,000	9,461,250

Security	Principal (000s)	Value
Cox Communications Inc.
5.88%, 12/01/16[a]	$1,850	$1,907,511
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	11,000	11,110,781

		30,313,696
OIL & GAS — 0.06%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,300	1,319,540

		1,319,540
PHARMACEUTICALS — 2.26%
Actavis Funding SCS
1.29%, 09/01/16[b]	7,000	7,005,145
1.58%, 03/12/18[b,d]	2,000	2,011,262
1.85%, 03/01/17	2,000	2,007,288
Allergan Inc./U.S.
5.75%, 04/01/16	9,630	9,701,551
Express Scripts Holding Co.
3.13%, 05/15/16[d]	7,750	7,797,384
Mylan Inc.
1.80%, 06/24/16	13,300	13,315,348
Perrigo Co. PLC
1.30%, 11/08/16	1,220	1,211,654
Zoetis Inc.
1.15%, 02/01/16	6,400	6,400,000

		49,449,632

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 1.50%
DDR Corp.
9.63%, 03/15/16	$1,500	$1,514,745
ERP Operating LP
5.13%, 03/15/16	3,400	3,416,072
5.38%, 08/01/16	11,759	12,004,575
HCP Inc.
3.75%, 02/01/16	6,129	6,129,000
Simon Property Group LP
2.80%, 01/30/17 (Call 10/30/16)	7,000	7,080,269
Welltower Inc.
6.20%, 06/01/16	2,500	2,539,817

		32,684,478
RETAIL — 1.09%
AutoZone Inc.
6.95%, 06/15/16	4,000	4,085,480
CVS Health Corp.
1.20%, 12/05/16	2,000	1,999,456
6.13%, 08/15/16	17,013	17,458,026
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	230	238,543

		23,781,505
SAVINGS & LOANS — 0.15%
Santander Holdings USA Inc.
4.63%, 04/19/16	3,319	3,342,469

		3,342,469

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 2.38%
AT&T Inc.
2.40%, 08/15/16	$11,742	$11,820,989
2.95%, 05/15/16	6,250	6,284,081
Orange SA
2.75%, 09/14/16	2,000	2,019,086
Verizon Communications Inc.
0.88%, 06/09/17[b]	3,500	3,486,945
2.00%, 11/01/16[d]	6,850	6,897,888
2.04%, 09/15/16[b]	3,250	3,269,133
2.25%, 09/14/18[b]	4,500	4,598,532
2.50%, 09/15/16	13,000	13,102,323
Vodafone Group PLC
0.75%, 02/19/16[b]	500	499,932

		51,978,909
TRANSPORTATION — 0.29%
Kansas City Southern
1.02%, 10/28/16[a,b]	4,000	3,957,148
Ryder System Inc.
3.60%, 03/01/16	784	785,748
Union Pacific Corp.
7.00%, 02/01/16	1,700	1,700,000

		6,442,896
TRUCKING & LEASING — 1.47%
GATX Corp.
3.50%, 07/15/16	8,007	8,063,097

24

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 03/15/16[a]	$21,578	$21,581,561
3.75%, 05/11/17[a]	2,500	2,548,250

		32,192,908

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,051,280,433)		1,050,563,432

FOREIGN GOVERNMENT OBLIGATIONS[e] — 3.05%

FRANCE — 0.46%
Caisse d’Amortissement de la Dette Sociale
2.38%, 03/31/16[a]	10,000	10,028,400

ITALY — 0.05%
Italy Government International Bond
5.25%, 09/20/16	1,000	1,024,671

MEXICO — 2.54%
Mexico Cetes
0.00%, 02/11/16	506,645	27,855,816
0.00%, 02/18/16	505,055	27,751,445

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $70,118,155)		66,660,332

MUNICIPAL DEBT OBLIGATIONS — 0.15%

NEW JERSEY — 0.15%
New Jersey Economic Development Authority RB
Series Q
1.10%, 06/15/16[d]	3,180	3,184,102

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,177,967)		3,184,102

Security	Principal (000s)	Value
REPURCHASE AGREEMENTS — 4.39%
Barclays Capital Inc., 0.92%, 02/01/16[b] (Purchased on 01/29/16 to be repurchased at $21,001,610 collateralized by various non-agency asset-backed and mortgage-backed securities, 0.40% to 6.50%, due 02/25/21 to 02/10/51, par and fair value of $28,496,273 and $24,150,000, respectively)[f]	$21,000	$21,000,000
Merrill Lynch, 1.07%, 02/01/16[b] (Purchased on 01/29/16 to be repurchased at $15,001,338 collateralized by a non-agency asset-backed security, 0.70%, due 09/06/41, par and fair value of $110,780,376 and $17,250,001, respectively)[f]	15,000	15,000,000
Mizuho Securities USA Inc., 1.72%, 02/01/16[b] (Purchased on 01/29/16 to be repurchased at $60,008,591 collateralized by various U.S. government debt obligations, 1.63% to 1.88%, due 10/31/17 to 08/31/19, par and fair value of $59,857,200 and $61,200,011, respectively)[f]	60,000	60,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $96,000,000)		96,000,000

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 11.97%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.45%[g,h,i]	40,577	$40,577,000
BlackRock Cash Funds: Prime,
SL Agency Shares
0.43%[g,h,i]	221,073	221,073,393

		261,650,393

TOTAL MONEY MARKET FUNDS
(Cost: $261,650,393)		261,650,393

TOTAL INVESTMENTS IN SECURITIES — 101.01%
(Cost: $2,215,503,276)		2,208,038,592
Other Assets, Less Liabilities — (1.01)%		(22,063,769)

NET ASSETS — 100.00%		$2,185,974,823

RB — Revenue Bond

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Investments are denominated in U.S. dollars.
[f]	Maturity date represents next reset date.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of January 31, 2016 were as follows:

Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	10,862	EUR 10,000	02/03/2016	MS	$42
USD	25,211,226	JPY 3,000,000,000	02/08/2016	MS	428,745
USD	29,588,320	MXN 506,644,940	02/11/2016	BBP	1,716,322
USD	9,044,668	MXN 155,055,060	02/18/2016	GS	518,784
USD	20,221,744	MXN 348,032,000	02/18/2016	HSBC	1,084,797

					3,748,690

USD	18,660,322	JPY 2,294,100,000	02/10/2016	WEST	(291,490)
USD	21,255,920	EUR 20,000,000	03/02/2016	GS	(399,873)

					(691,363)

		Net unrealized appreciation			$3,057,327

26

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

January 31, 2016

Counterparties:

BBP — Barclays Bank PLC Wholesale

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

MS — Morgan Stanley and Co. International PLC

WEST — Westpac Banking Corp.

Currency abbreviations:

EUR — Euro

JPY — Japanese Yen

MXN — Mexican Peso

USD — United States Dollar

See accompanying notes to schedules of investments.

27

Schedule of Investments  (Unaudited)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2016

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 97.33%

ARIZONA — 1.56%
Maricopa County Unified School District No. 60 Higley GOL
3.00%, 07/01/17 (AGM)	$455	$468,404

		468,404
CALIFORNIA — 3.41%
California Housing Finance Agency RB
Series A
0.85%, 08/01/16	20	20,002
Lake Elsinore School District RB
Series A
2.00%, 06/30/16	1,000	1,004,430

		1,024,432
COLORADO — 0.34%
City & County of Denver CO
3.00%, 12/01/16	100	102,072

		102,072
FLORIDA — 6.37%
Village Community Development District No. 7 RB
3.00%, 05/01/16	555	558,535
3.00%, 05/01/17	590	605,428

Security	Principal (000s)	Value
Volusia County Educational Facility Authority RB
2.00%, 10/15/16	$105	$106,110
3.00%, 10/15/17	110	114,010
5.00%, 06/01/17	500	528,495

		1,912,578
GEORGIA — 5.79%
Burke County Development Authority RB
2.20%, 10/01/32	1,700	1,739,134

		1,739,134
ILLINOIS — 2.17%
Illinois Finance Authority RB
5.00%, 08/15/17	375	395,452
Village of Romeoville IL RB
4.00%, 10/01/16	250	255,153

		650,605
KENTUCKY — 1.41%
Hardin County School District Finance Corp. RB
4.00%, 02/01/18	400	423,900

		423,900
MICHIGAN — 8.98%
Lawton Community Schools GO
2.00%, 05/01/17	605	614,408

28

Schedule of Investments   (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2016

Security	Principal (000s)	Value
Macomb Township Building Authority RB
3.00%, 04/01/17	$500	$512,865
3.00%, 04/01/18	500	522,150
Michigan Strategic Fund RB
5.00%, 03/01/17	1,000	1,046,340

		2,695,763
NEW JERSEY — 30.60%
City of Newark NJ RB
5.00%, 09/01/17	2,000	2,106,100
New Jersey Economic Development Authority RB
Series A
5.00%, 05/01/17	1,240	1,291,497
Series EE
5.00%, 09/01/17	610	651,468
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/17	2,350	2,483,903
Township of Barnegat NJ GO
1.50%, 03/11/16	2,651	2,653,863

		9,186,831
NEW YORK — 9.30%
County of Niagara NY GO
Series C
1.50%, 05/12/16	1,400	1,403,332
Elmira City School District GO
5.00%, 06/15/17	300	317,892

Security	Principal (000s)	Value
Troy Capital Resource Corp. RB
5.00%, 09/01/18	$975	$1,071,340

		2,792,564
OHIO — 11.47%
City of Defiance OH GOL
1.00%, 04/01/16	2,100	2,101,575
City of Garfield Heights OH RB
1.50%, 06/22/16	600	601,668
Urbana City School District GO
5.00%, 12/01/17	690	741,053

		3,444,296
PENNSYLVANIA — 3.78%
Pottsgrove School District GOL
2.00%, 08/15/16	365	367,767
3.00%, 08/15/17	740	766,595

		1,134,362
RHODE ISLAND — 6.00%
Providence Redevelopment Agency RB
Series A
3.00%, 04/01/17	1,210	1,237,056
Town of Coventry RI GO
4.00%, 03/15/17	545	565,225

		1,802,281
TEXAS — 5.01%
Port of Port Arthur Navigation District RB
0.20%, 11/01/40 (Call 01/29/16)	1,400	1,400,000

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY MUNICIPAL BOND ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
Southmost Regional Water Authority
5.00%, 09/01/16	$100	$102,548

		1,502,548
WEST VIRGINIA — 1.14%
Berkeley County Public Service District RB
2.00%, 12/01/17	335	341,858

		341,858

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $29,217,696)		29,221,628

SHORT-TERM INVESTMENTS — 1.68%

MONEY MARKET FUNDS — 1.68%
BlackRock Liquidity Funds: MuniFund,
Institutional Shares
0.24%[a,b]	504	503,734

		503,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $503,734)		503,734

TOTAL INVESTMENTS IN SECURITIES — 99.01%
(Cost: $29,721,430)		29,725,362
Other Assets, Less Liabilities — 0.99%		297,899

NET ASSETS — 100.00%		$30,023,261

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

30

Schedule of Investments   (Unaudited)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.18%
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A2
0.42%, 03/20/17	$5	$4,533

TOTAL ASSET-BACKED SECURITIES
(Cost: $4,534)		4,533

CERTIFICATES OF DEPOSIT — 12.03%
Mizuho Bank Ltd.
1.06%, 05/17/17[a]	100	99,961
Toronto-Dominion Bank (The)
0.87%, 10/17/16[a]	100	99,927
Westpac Banking Corp./NY
0.87%, 10/21/16[a]	100	99,864

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $300,000)		299,752

CORPORATE BONDS & NOTES — 38.20%

BANKS — 18.07%
Commonwealth Bank of Australia
1.07%, 09/20/16[a,b]	100	100,085

Security	Principal (000s)	Value
JPMorgan Chase & Co.
3.45%, 03/01/16	$100	$100,181
Suncorp-Metway Ltd.
0.85%, 05/23/16[a,b]	250	250,000

		450,266
DIVERSIFIED FINANCIAL SERVICES — 8.07%
American Express Credit Corp.
2.80%, 09/19/16	100	101,130
General Electric Capital Corp.
0.56%, 05/11/16[a]	100	100,019

		201,149
OIL & GAS — 4.00%
BP Capital Markets PLC
0.69%, 02/10/17[a]	100	99,729

		99,729
RETAIL — 4.02%
Lowe’s Companies Inc.
1.10%, 09/14/18[a]	100	100,173

		100,173

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ULTRA SHORT-TERM BOND ETF

January 31, 2016

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.04%
Verizon Communications Inc.
2.50%, 09/15/16	$100	$100,787

		100,787

TOTAL CORPORATE BONDS & NOTES
(Cost: $952,300)		952,104

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 42.07%

U.S. GOVERNMENT OBLIGATIONS — 42.07%
U.S. Treasury Note/Bond
0.38%, 10/31/16	1,050	1,048,360

		1,048,360

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,047,358)		1,048,360

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 7.30%
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[c,d]	182	$181,865

TOTAL MONEY MARKET FUNDS
(Cost: $181,865)		181,865

TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $2,486,057)		2,486,614
Other Assets, Less Liabilities — 0.22%		5,407

NET ASSETS — 100.00%		$2,492,021

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

32

Schedule of Investments   (Unaudited)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 93.47%

AEROSPACE & DEFENSE — 1.57%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	$200	$207,477
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	40	40,297
3.55%, 01/15/26 (Call 10/15/25)	130	133,103
Northrop Grumman Corp.
1.75%, 06/01/18	200	199,296
Raytheon Co.
3.13%, 10/15/20	200	208,830
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[a]	35	33,950
TransDigm Inc.
7.50%, 07/15/21 (Call 07/15/16)	100	102,000
United Technologies Corp.
4.50%, 04/15/20	200	219,359

		1,144,312
AGRICULTURE — 2.12%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	151,610
2.85%, 08/09/22	150	149,881
9.25%, 08/06/19	150	183,442
Philip Morris International Inc.
1.63%, 03/20/17[b]	200	201,216
2.50%, 08/22/22	200	201,164

Security	Principal (000s)	Value
Reynolds American Inc.
2.30%, 06/12/18	$40	$40,336
3.25%, 11/01/22	150	151,965
3.75%, 05/20/23 (Call 02/20/23)	100	101,235
4.45%, 06/12/25 (Call 03/12/25)	135	142,982
8.13%, 06/23/19	100	118,290
Vector Group Ltd.
7.75%, 02/15/21 (Call 02/29/16)	100	104,500

		1,546,621
AIRLINES — 0.04%
American Airlines Group Inc.
4.63%, 03/01/20[a]	30	28,613

		28,613
APPAREL — 0.15%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	100	105,750

		105,750
AUTO MANUFACTURERS — 1.14%
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	194,018
General Motors Co.
4.00%, 04/01/25	100	93,199

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	$175	$167,134
3.50%, 07/10/19	100	99,924
4.00%, 01/15/25 (Call 10/15/24)	100	93,327
Toyota Motor Credit Corp.
2.15%, 03/12/20	180	181,533

		829,135
AUTO PARTS & EQUIPMENT — 0.37%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	156	162,240
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	100	103,875

		266,115
BANKS — 20.71%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	84,826
Bank of America Corp.
1.70%, 08/25/17	350	349,651
3.88%, 08/01/25	100	100,908
4.00%, 01/22/25	100	97,563
4.13%, 01/22/24	100	102,491
5.65%, 05/01/18	250	268,112
5.88%, 01/05/21	250	282,894
7.63%, 06/01/19	400	463,857
Bank of America N.A.
5.30%, 03/15/17	250	260,429
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	250	251,919
2.60%, 08/17/20 (Call 07/17/20)	120	121,756
Bank of Nova Scotia (The)
1.45%, 04/25/18	250	248,718

Security	Principal (000s)	Value
Barclays PLC
2.00%, 03/16/18	$200	$199,566
2.75%, 11/08/19	250	250,501
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	200	201,859
BNP Paribas SA
2.38%, 09/14/17	250	253,145
2.40%, 12/12/18	100	101,150
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	248,613
CIT Group Inc.
3.88%, 02/19/19[b]	100	99,200
Citigroup Inc.
1.35%, 03/10/17	250	249,631
1.70%, 04/27/18	100	99,270
2.05%, 12/07/18	100	99,547
2.50%, 09/26/18	250	251,890
3.75%, 06/16/24	200	201,996
4.40%, 06/10/25	100	99,764
4.50%, 01/14/22	100	107,649
Cooperatieve Rabobank UA
3.38%, 01/19/17	250	255,369
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	251,810
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[b]	250	242,802
Deutsche Bank AG/London
1.40%, 02/13/17	100	99,608
2.50%, 02/13/19	250	249,107
3.70%, 05/30/24	100	98,373

34

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
Discover Bank/Greenwood DE
2.00%, 02/21/18	$250	$247,833
Fifth Third Bancorp.
5.45%, 01/15/17	200	207,301
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	200,698
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	250	249,967
2.75%, 09/15/20 (Call 08/15/20)	30	29,956
3.50%, 01/23/25 (Call 10/23/24)	450	442,486
3.75%, 05/22/25 (Call 02/22/25)[b]	50	50,227
5.25%, 07/27/21	200	221,726
5.75%, 10/01/16	250	257,429
5.95%, 01/18/18	250	268,398
HSBC Holdings PLC
4.25%, 08/18/25	200	195,992
HSBC USA Inc.
1.50%, 11/13/17	200	199,353
1.70%, 03/05/18	180	180,056
JPMorgan Chase & Co.
1.63%, 05/15/18	350	348,283
3.13%, 01/23/25 (Call 10/23/24)	350	337,852
3.15%, 07/05/16	250	252,361
3.88%, 09/10/24	100	99,019
4.63%, 05/10/21	100	108,871
6.30%, 04/23/19	350	393,610
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	267,223
Lloyds Bank PLC
1.75%, 05/14/18[b]	200	200,067

Security	Principal (000s)	Value
Morgan Stanley
2.20%, 12/07/18	$50	$50,021
2.38%, 07/23/19	300	299,719
3.70%, 10/23/24	200	199,838
3.75%, 02/25/23	200	204,608
4.88%, 11/01/22	200	212,275
5.75%, 10/18/16[b]	250	257,914
Series F
5.55%, 04/27/17	300	314,340
Royal Bank of Canada
1.20%, 01/23/17[b]	250	250,280
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200	215,892
State Street Corp.
2.55%, 08/18/20	70	71,318
4.96%, 03/15/18	100	105,182
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250	251,945
Toronto-Dominion Bank (The)
2.38%, 10/19/16[b]	250	252,496
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	150	151,906
3.00%, 03/15/22 (Call 02/15/22)	100	102,597
Wells Fargo & Co.
1.25%, 07/20/16[b]	100	100,225
2.15%, 01/15/19[b]	250	251,980
3.00%, 01/22/21	100	102,876
3.30%, 09/09/24	100	100,144
3.68%, 06/15/16[c]	200	202,016
4.48%, 01/16/24	100	105,471

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
Westpac Banking Corp.
2.25%, 07/30/18	$250	$253,014

		15,108,739
BEVERAGES — 1.97%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	200	198,598
1.90%, 02/01/19	40	40,112
2.63%, 01/17/23	125	121,075
2.65%, 02/01/21 (Call 01/01/21)	65	65,589
3.30%, 02/01/23 (Call 12/01/22)	100	101,552
3.65%, 02/01/26 (Call 11/01/25)	250	253,278
Bottling Group LLC
5.13%, 01/15/19	150	164,960
Constellation Brands Inc.
4.75%, 12/01/25[b]	35	36,137
Diageo Capital PLC
1.50%, 05/11/17	150	150,312
PepsiCo Inc.
2.50%, 05/10/16	150	150,781
3.10%, 07/17/22 (Call 05/17/22)	150	155,983

		1,438,377
BIOTECHNOLOGY — 1.23%
Amgen Inc.
1.25%, 05/22/17	200	199,651
2.20%, 05/22/19 (Call 04/22/19)	100	100,861
Biogen Inc.
2.90%, 09/15/20	30	30,241
Celgene Corp.
2.88%, 08/15/20	200	201,626

Security	Principal (000s)	Value
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	$30	$26,100
Gilead Sciences Inc.
2.35%, 02/01/20	100	101,134
2.55%, 09/01/20	75	76,127
3.25%, 09/01/22 (Call 07/01/22)	100	102,725
3.65%, 03/01/26 (Call 12/01/25)	60	61,344

		899,809
BUILDING MATERIALS — 0.37%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	100	98,500
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	15	14,475
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	100	99,250
7.50%, 06/15/21	50	57,600

		269,825
CHEMICALS — 1.34%
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)[b]	100	95,125
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	100	103,717
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	200	216,554
Monsanto Co.
2.75%, 07/15/21	200	197,664
3.38%, 07/15/24 (Call 04/15/24)	100	94,311

36

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
PolyOne Corp.
5.25%, 03/15/23	$100	$97,875
RPM International Inc.
6.13%, 10/15/19	100	108,958
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	100	66,500

		980,704
COMMERCIAL SERVICES — 2.47%
ADT Corp. (The)
5.25%, 03/15/20	100	105,000
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a,b]	40	29,200
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	135	139,552
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	150	153,085
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a,b]	100	105,000
MasterCard Inc.
2.00%, 04/01/19[b]	150	151,505
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100	101,866
4.88%, 02/15/24 (Call 11/15/23)	100	107,328
RR Donnelley & Sons Co.
6.00%, 04/01/24	100	84,500
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	37,013

Security	Principal (000s)	Value
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	$200	$198,917
3.75%, 08/15/21 (Call 06/15/21)	200	201,619
Team Health Inc.
7.25%, 12/15/23 (Call 12/15/18)[a]	80	83,600
United Rentals North America Inc.
7.63%, 04/15/22 (Call 04/15/17)	100	102,875
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	200	197,218

		1,798,278
COMPUTERS — 1.44%
Apple Inc.
2.00%, 05/06/20	145	145,926
2.70%, 05/13/22	100	101,601
3.45%, 05/06/24	100	103,860
Everi Payments Inc.
10.00%, 01/15/22 (Call 01/15/18)	65	55,900
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[a]	150	150,095
HP Inc.
4.65%, 12/09/21	200	203,234
International Business Machines Corp.
7.63%, 10/15/18	250	288,748

		1,049,364
DISTRIBUTION & WHOLESALE — 0.26%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	100	102,875

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[a,b]	$100	$88,500

		191,375
DIVERSIFIED FINANCIAL SERVICES — 6.45%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
5.00%, 10/01/21	150	150,000
Aircastle Ltd.
5.13%, 03/15/21	100	98,750
Ally Financial Inc.
5.13%, 09/30/24	150	152,062
5.50%, 02/15/17	100	101,250
American Express Credit Corp.
2.25%, 08/15/19	200	200,928
2.38%, 03/24/17	200	202,360
BP Capital Markets PLC
2.52%, 01/15/20	150	148,812
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	249,103
Credit Suisse USA Inc.
5.85%, 08/16/16	200	205,359
Ford Motor Credit Co. LLC
1.72%, 12/06/17	250	246,141
5.00%, 05/15/18	250	262,189
GE Capital International Funding Co.
0.96%, 04/15/16[a]	638	638,295
2.34%, 11/15/20[a,b]	200	200,705
General Electric Capital Corp.
4.38%, 09/16/20	200	219,641
5.38%, 10/20/16	100	103,013

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	$35	$35,907
4.00%, 10/15/23	150	157,291
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	100	101,847
National Financial Partners Corp.
9.00%, 07/15/21 (Call 07/15/16)[a]	100	90,000
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	245,832
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 06/01/22 (Call 12/01/17)	50	43,000
Navient Corp.
5.00%, 10/26/20[b]	200	173,000
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	40	37,550
Springleaf Finance Corp.
5.25%, 12/15/19[b]	100	91,500
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	150	147,570
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	100	101,468
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	65	65,462
2.80%, 12/14/22 (Call 10/14/22)	75	76,365
3.15%, 12/14/25 (Call 09/14/25)	155	157,184

		4,702,584
ELECTRIC — 3.66%
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)[b]	200	206,000

38

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	$100	$100,384
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	150	156,197
Black Hills Corp.
2.50%, 01/11/19	45	45,212
3.95%, 01/15/26 (Call 07/15/25)	100	103,184
Dominion Resources Inc./VA
5.20%, 08/15/19	100	109,290
Series A
1.40%, 09/15/17	100	99,380
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	200,798
3.55%, 09/15/21 (Call 06/15/21)	200	207,914
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	150	132,750
Exelon Corp.
1.55%, 06/09/17	30	29,948
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	250	253,502
Ohio Power Co.
Series M
5.38%, 10/01/21	100	112,657
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	98,608
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	100,097
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	150,634

Security	Principal (000s)	Value
Southern Co. (The)
2.45%, 09/01/18	$150	$151,196
Southern Power Co.
1.85%, 12/01/17	100	100,213
4.15%, 12/01/25 (Call 09/01/25)	100	102,138
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 07/15/16)[a]	100	76,500
6.50%, 06/01/25	45	30,600
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	100	102,592

		2,669,794
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[b]	100	75,625

		75,625
ELECTRONICS — 0.53%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	100	100,496
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	90	87,300
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	200	199,536

		387,332
ENGINEERING & CONSTRUCTION — 0.14%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	100	101,125

		101,125

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
ENTERTAINMENT — 0.52%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[b]	$100	$97,750
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[a]	200	192,500
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	50	53,000
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	50	34,750

		378,000
ENVIRONMENTAL CONTROL — 0.22%
Waste Management Inc.
6.10%, 03/15/18	150	163,681

		163,681
FOOD — 2.76%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a]	50	52,250
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)[b]	100	99,750
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	97,305
General Mills Inc.
1.40%, 10/20/17	150	149,607
JBS USA LLC/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a]	100	80,000
JM Smucker Co. (The)
1.75%, 03/15/18	125	124,910

Security	Principal (000s)	Value
Kraft Foods Group Inc.
2.25%, 06/05/17	$100	$100,881
Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	250	249,795
3.95%, 07/15/25 (Call 04/15/25)[a]	200	204,653
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	150	151,699
2.95%, 11/01/21 (Call 10/01/21)	100	101,129
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	150	150,960
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	100	96,250
Post Holdings Inc.
7.75%, 03/15/24 (Call 09/15/18)[a,b]	25	26,625
8.00%, 07/15/25 (Call 07/15/20)[a]	25	26,875
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	90	91,036
3.75%, 10/01/25 (Call 07/01/25)	155	159,208
U.S. Foods Inc.
8.50%, 06/30/19 (Call 02/29/16)[b]	50	49,750

		2,012,683
FOREST PRODUCTS & PAPER — 0.13%
Clearwater Paper Corp.
5.38%, 02/01/25[a]	100	96,250

		96,250

40

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 2.55%
Baxter International Inc.
5.38%, 06/01/18	$150	$161,714
Becton Dickinson and Co.
1.80%, 12/15/17	150	150,593
Boston Scientific Corp.
2.85%, 05/15/20	25	25,167
3.38%, 05/15/22	150	149,937
3.85%, 05/15/25	100	98,991
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	50	33,500
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	50	42,000
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a]	45	44,212
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[a,b]	85	86,594
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	30	31,050
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 02/29/16)[b]	100	97,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	25	23,938
Medtronic Inc.
1.50%, 03/15/18	100	100,345
3.13%, 03/15/22 (Call 12/15/21)	100	102,934
St. Jude Medical Inc.
2.00%, 09/15/18	35	34,969

Security	Principal (000s)	Value
Stryker Corp.
1.30%, 04/01/18[b]	$150	$149,411
3.38%, 11/01/25 (Call 08/01/25)	65	64,170
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 02/29/16)	50	44,000
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	55	54,725
2.00%, 04/01/18	185	184,980
2.70%, 04/01/20 (Call 03/01/20)	180	180,460

		1,860,690
HEALTH CARE — SERVICES — 1.38%
Anthem Inc.
2.30%, 07/15/18	100	100,872
Centene Escrow Corp.
5.63%, 02/15/21	30	30,525
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	100	108,250
HCA Inc.
3.75%, 03/15/19	100	100,750
Humana Inc.
2.63%, 10/01/19	100	100,808
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	143,787
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	100	101,853
3.75%, 07/15/25	100	103,790
6.00%, 02/15/18	200	217,647

		1,008,282

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.14%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	$100	$100,750

		100,750
HOME BUILDERS — 0.35%
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a,b]	100	84,250
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)[b]	100	102,500
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[a]	45	45,000
6.13%, 04/01/25 (Call 04/01/20)[a]	25	24,991

		256,741
HOME FURNISHINGS — 0.18%
Tempur Sealy International Inc.
5.63%, 10/15/23 (Call 10/15/18)[a,b]	30	30,600
Whirlpool Corp.
1.35%, 03/01/17	100	99,909

		130,509
HOUSEHOLD PRODUCTS & WARES — 0.35%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	100	102,875
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 02/29/16)[b]	150	155,250

		258,125

Security	Principal (000s)	Value
HOUSEWARES — 0.14%
Newell Rubbermaid Inc.
2.15%, 10/15/18	$50	$49,114
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	50	51,375

		100,489
INSURANCE — 2.98%
ACE INA Holdings Inc.
3.35%, 05/15/24	200	204,353
Aflac Inc.
2.40%, 03/16/20	300	303,139
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	25	25,625
American International Group Inc.
5.85%, 01/16/18	250	266,973
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	101,018
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20[b]	100	104,326
4.25%, 01/15/21	150	164,854
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,625
First American Financial Corp.
4.60%, 11/15/24	50	51,157
Genworth Holdings Inc.
7.63%, 09/24/21	100	68,500

42

Schedule of Investments   (Unaudited) (Continued)

ISHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	$100	$87,750
Markel Corp.
3.63%, 03/30/23	50	49,919
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	150,641
3.75%, 03/14/26 (Call 12/14/25)	100	101,400
Prudential Financial Inc.
2.35%, 08/15/19	100	100,260
6.10%, 06/15/17	100	106,033
Radian Group Inc.
5.25%, 06/15/20	100	91,500
XLIT Ltd.
5.75%, 10/01/21	150	169,810

		2,172,883
INTERNET — 2.02%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	198,924
3.60%, 11/28/24 (Call 08/28/24)[b]	200	193,942
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	150	152,790
Baidu Inc.
2.75%, 06/09/19	250	250,029
eBay Inc.
1.35%, 07/15/17	100	99,521
2.20%, 08/01/19 (Call 07/01/19)	100	99,090
3.45%, 08/01/24 (Call 05/01/24)[b]	100	96,557

Security	Principal (000s)	Value
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	$100	$96,352
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[b]	100	98,000
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	145	141,737
6.38%, 05/15/25 (Call 05/15/20)[b]	50	48,500

		1,475,442
IRON & STEEL — 0.39%
ArcelorMittal
10.85%, 06/01/19	150	139,500
U.S. Steel Corp.
7.38%, 04/01/20[b]	100	47,500
Vale Overseas Ltd.
6.25%, 01/23/17	100	99,875

		286,875
LODGING — 0.27%
MGM Resorts International
6.00%, 03/15/23[b]	100	99,687
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	100	97,993

		197,680
MACHINERY — 0.88%
Case New Holland Industrial Inc.
7.88%, 12/01/17	50	53,525
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	149,686
2.10%, 06/09/19	200	201,142

43

Schedule of Investments  (Unaudited) (Continued)

ISHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
John Deere Capital Corp.
1.95%, 03/04/19	$200	$201,660
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	35,477

		641,490
MANUFACTURING — 0.83%
Bombardier Inc.
6.00%, 10/15/22 (Call 04/15/17)[a]	100	68,500
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	300	329,875
Textron Inc.
3.65%, 03/01/21	100	102,408
Tyco Electronics Group SA
6.55%, 10/01/17	100	107,616

		608,399
MEDIA — 3.28%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	100	99,750
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[a]	145	145,327
4.91%, 07/23/25 (Call 04/23/25)[a]	135	134,670
Comcast Cable Communications LLC
8.88%, 05/01/17	250	273,283
CSC Holdings LLC
5.25%, 06/01/24[b]	300	264,750
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	300	332,771
DISH DBS Corp.
5.88%, 11/15/24[b]	100	89,125
7.88%, 09/01/19	100	108,500

Security	Principal (000s)	Value
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	$100	$100,875
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[a]	200	197,000
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[a]	100	100,500
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 02/29/16)	100	102,000
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	150	152,646
Time Warner Inc.
2.10%, 06/01/19[b]	150	148,455
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[a]	50	47,375
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 02/29/16)[b]	100	94,250

		2,391,277
MINING — 1.09%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	100	82,000
Aleris International Inc.
7.88%, 11/01/20 (Call 02/29/16)[b]	42	32,340
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	250	243,118
Newmont Mining Corp.
5.13%, 10/01/19	50	50,750

44

Schedule of Investments   (Unaudited) (Continued)

ISHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[b]	$100	$89,964
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	250	243,387
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	100	54,750

		796,309
OIL & GAS — 3.07%
BP Capital Markets PLC
1.85%, 05/05/17[b]	200	200,649
California Resources Corp.
6.00%, 11/15/24 (Call 08/15/24)	12	2,280
8.00%, 12/15/22 (Call 12/15/18)[a]	30	11,925
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.75%, 04/15/23 (Call 04/15/18)[a]	50	36,500
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	150	147,832
ConocoPhillips
5.75%, 02/01/19	150	156,605
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	100	60,000
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	150	149,873
Marathon Petroleum Corp.
2.70%, 12/14/18	100	98,141
3.40%, 12/15/20 (Call 11/15/20)	95	91,747
5.13%, 03/01/21	150	153,300
MEG Energy Corp.
7.00%, 03/31/24 (Call 09/30/18)[a]	100	52,250

Security	Principal (000s)	Value
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	$25	$20,125
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)[b]	60	57,083
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	35	33,600
PBF Holding Co. LLC
7.00%, 11/15/23 (Call 11/15/18)[a]	85	77,775
Pioneer Natural Resources Co.
4.45%, 01/15/26 (Call 10/15/25)[b]	165	149,700
Shell International Finance BV
2.13%, 05/11/20	40	39,261
4.30%, 09/22/19	250	265,805
Total Capital SA
2.13%, 08/10/18	250	250,553
Transocean Inc.
4.30%, 10/15/22 (Call 07/15/22)	50	24,125
Valero Energy Corp.
3.65%, 03/15/25[b]	125	116,846
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	40	21,800
7.50%, 08/01/20 (Call 07/01/20)	35	21,984

		2,239,759
OIL & GAS SERVICES — 0.31%
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	40	39,028
3.80%, 11/15/25 (Call 08/15/25)	200	185,543

		224,571

45

Schedule of Investments  (Unaudited) (Continued)

ISHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.24%
Ball Corp.
4.00%, 11/15/23	$50	$48,000
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	100	99,750
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[a]	30	27,600

		175,350
PHARMACEUTICALS — 3.85%
Abbott Laboratories
2.00%, 03/15/20	175	176,151
2.55%, 03/15/22	90	89,224
AbbVie Inc.
1.75%, 11/06/17	150	150,195
1.80%, 05/14/18	50	49,972
2.50%, 05/14/20 (Call 04/14/20)	30	29,983
Actavis Funding SCS
2.35%, 03/12/18	250	251,621
3.00%, 03/12/20 (Call 02/12/20)	185	187,860
3.45%, 03/15/22 (Call 01/15/22)	65	66,004
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	98,217
3.50%, 11/15/21 (Call 08/15/21)	100	103,655
4.88%, 11/15/19	100	109,011
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	45	44,984
Cardinal Health Inc.
1.95%, 06/15/18	75	74,853

Security	Principal (000s)	Value
Express Scripts Holding Co.
2.65%, 02/15/17	$200	$202,083
JLL/Delta Dutch Pledgeco BV
8.75% (9.50%, PIK), 05/01/20
8.75%, 05/01/20 (Call 05/01/16)[a,e]	50	44,250
McKesson Corp.
1.40%, 03/15/18	150	148,958
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	55,776
Novartis Capital Corp.
3.40%, 05/06/24	150	157,381
Novartis Securities Investment Ltd.
5.13%, 02/10/19	150	165,444
Pfizer Inc.
3.40%, 05/15/24[b]	100	104,330
6.20%, 03/15/19	250	283,873
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	46	47,245
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	50	47,156
6.13%, 04/15/25 (Call 04/15/20)[a]	45	40,444
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	30	30,412
4.50%, 11/13/25 (Call 08/13/25)	50	51,245

		2,810,327
PIPELINES — 1.23%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)[b]	50	43,221
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	88,215
9.00%, 04/15/19	100	103,004

46

Schedule of Investments   (Unaudited) (Continued)

ISHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	$100	$91,491
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)[b]	150	132,633
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	35	29,662
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	91,956
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	60,222
4.88%, 01/15/26	80	80,649
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)[b]	150	105,671
4.30%, 03/04/24 (Call 12/04/23)	100	72,638

		899,362
REAL ESTATE INVESTMENT TRUSTS — 3.23%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	99,177
3.40%, 02/15/19	100	102,254
3.50%, 01/31/23	100	97,569
5.90%, 11/01/21	100	112,766
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	100	111,500
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a]	45	42,975
Crown Castle International Corp.
4.88%, 04/15/22	100	104,500
Digital Delta Holdings LLC
3.40%, 10/01/20 (Call 09/01/20)[a]	200	202,257
DuPont Fabros Technology LP
5.63%, 06/15/23 (Call 06/15/18)	30	30,150

Security	Principal (000s)	Value
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	$200	$199,409
3.88%, 08/15/24 (Call 05/17/24)	100	98,176
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	200	209,720
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	150	151,834
2.50%, 09/01/20 (Call 06/01/20)	100	101,427
4.38%, 03/01/21 (Call 12/01/20)	150	164,498
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	200	209,656
Vereit Operating Partnership LP
2.00%, 02/06/17	50	49,350
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	100	99,607
5.25%, 01/15/22 (Call 10/15/21)	150	165,239

		2,352,064
RETAIL — 3.44%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	100	100,500
Advance Auto Parts Inc.
5.75%, 05/01/20	200	215,295
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	100	98,000
AutoZone Inc.
1.30%, 01/13/17	100	100,062
2.50%, 04/15/21 (Call 03/15/21)	130	128,223
2.88%, 01/15/23 (Call 10/15/22)	150	147,160

47

Schedule of Investments  (Unaudited) (Continued)

ISHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	$200	$214,479
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)[b]	35	36,051
L Brands Inc.
6.63%, 04/01/21	150	166,875
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)[b]	100	99,164
3.63%, 05/20/21	250	262,187
3.70%, 01/30/26 (Call 10/30/25)	30	30,291
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	100	103,000
Party City Holdings Inc.
6.13%, 08/15/23 (Call 08/15/18)[a]	45	43,650
QVC Inc.
3.13%, 04/01/19	250	247,774
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	100	105,750
Target Corp.
6.00%, 01/15/18	100	108,975
Wal-Mart Stores Inc.
3.63%, 07/08/20	100	107,821
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	200	196,606

		2,511,863
SEMICONDUCTORS — 1.51%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	50	50,782
3.90%, 10/01/25 (Call 07/01/25)	65	65,971

Security	Principal (000s)	Value
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	$300	$300,292
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	100	104,750
Intel Corp.
2.45%, 07/29/20	60	61,276
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a]	100	98,750
7.00%, 12/01/25 (Call 12/01/20)[a,b]	100	99,250
QUALCOMM Inc.
1.40%, 05/18/18	85	84,552
3.00%, 05/20/22	85	85,175
3.45%, 05/20/25 (Call 02/20/25)	100	97,119
Sensata Technologies BV
5.63%, 11/01/24[a]	50	51,000

		1,098,917
SOFTWARE — 1.48%
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	29,928
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	50	30,625
Fidelity National Information Services Inc.
2.00%, 04/15/18	200	197,295
5.00%, 10/15/25 (Call 07/15/25)	200	208,406
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	95	95,000
6.75%, 11/01/20 (Call 02/29/16)[a]	100	105,375
7.00%, 12/01/23 (Call 12/01/18)[a,b]	80	80,600
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a,b]	90	78,525

48

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
Oracle Corp.
2.25%, 10/08/19	$250	$254,682

		1,080,436
TELECOMMUNICATIONS — 7.74%
Altice Luxembourg SA
7.75%, 05/15/22 (Call 05/15/17)[a]	200	186,500
America Movil SAB de CV
2.38%, 09/08/16	200	200,498
AT&T Inc.
1.70%, 06/01/17	350	350,759
2.80%, 02/17/21	100	99,823
3.00%, 06/30/22 (Call 04/30/22)	50	49,385
3.40%, 05/15/25 (Call 02/15/25)	200	192,407
3.90%, 03/11/24 (Call 12/11/23)	150	153,881
5.80%, 02/15/19	100	110,299
Avaya Inc.
7.00%, 04/01/19 (Call 02/29/16)[a]	100	66,500
British Telecommunications PLC
1.63%, 06/28/16	200	200,456
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	100,425
CenturyLink Inc.
6.45%, 06/15/21	150	146,157
Cisco Systems Inc.
2.45%, 06/15/20	100	102,239
4.95%, 02/15/19	200	219,838
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	30	29,175
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	100	79,500
8.50%, 04/15/20	100	99,125

Security	Principal (000s)	Value
Harris Corp.
2.00%, 04/27/18	$45	$44,691
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 02/29/16)	100	86,000
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)	100	43,500
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	30,079
4.35%, 06/15/25 (Call 03/15/25)	150	146,267
Motorola Solutions Inc.
3.50%, 03/01/23	150	131,138
Orange SA
2.75%, 09/14/16	150	151,432
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[a,b]	50	50,375
Qwest Corp.
6.75%, 12/01/21	100	104,875
Sprint Communications Inc.
9.00%, 11/15/18[a]	100	102,000
Sprint Corp.
7.88%, 09/15/23	250	178,125
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)[b]	45	45,000
6.63%, 04/01/23 (Call 04/01/18)	150	153,375
6.73%, 04/28/22 (Call 04/28/17)	100	102,625
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	200	192,000
Verizon Communications Inc.
1.35%, 06/09/17	250	249,549
3.50%, 11/01/21	200	206,378

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal (000s)	Value
5.15%, 09/15/23	$250	$276,666
6.35%, 04/01/19	350	395,064
Vodafone Group PLC
1.63%, 03/20/17	150	150,151
2.95%, 02/19/23	75	70,289
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	100	84,250
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[a,b]	200	190,124
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	100	72,250

		5,643,170
TRANSPORTATION — 0.85%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	250	258,137
FedEx Corp.
2.30%, 02/01/20	200	202,038
OPE KAG Finance Sub Inc.
7.88%, 07/31/23 (Call 07/31/18)[a]	35	34,169
United Parcel Service Inc.
5.13%, 04/01/19	100	110,699
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	15	13,425

		618,468

TOTAL CORPORATE BONDS & NOTES
(Cost: $69,966,137)		68,184,319

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.66%

MORTGAGE-BACKED SECURITIES — 38.66%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/31[f]	$600	$613,406
3.00%, 02/01/31[f]	700	729,531
3.00%, 04/01/45	966	985,081
3.00%, 02/01/46[f]	300	305,578
3.50%, 02/01/31[f]	400	421,750
3.50%, 01/01/46	385	402,747
3.50%, 02/01/46[f]	1,365	1,426,425
4.00%, 08/01/45	1,313	1,402,665
4.00%, 11/01/45	476	509,124
4.00%, 02/01/46[f]	61	65,108
4.50%, 02/01/46[f]	500	542,500
Federal National Mortgage Association
2.50%, 06/01/30	458	468,600
2.50%, 02/01/31[f]	450	459,984
2.50%, 02/01/46[f]	100	98,438
3.00%, 02/01/31	991	1,033,929
3.00%, 02/01/31[f]	109	113,564
3.00%, 04/01/45	882	900,882
3.00%, 05/01/45	871	889,292
3.00%, 02/01/46[f]	100	102,031
3.50%, 02/01/31[f]	600	633,938
3.50%, 11/01/45	1,011	1,059,743
3.50%, 01/01/46	907	950,475
3.50%, 02/01/46	805	844,230
3.50%, 02/01/46[f]	114	119,362
4.00%, 02/01/31[f]	500	522,500
4.00%, 01/01/46	1,110	1,187,018
4.00%, 02/01/46[f]	590	630,194

50

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Security	Principal or Shares (000s)	Value
4.50%, 02/01/46[f]	$900	$978,328
5.00%, 02/01/46[f]	1,200	1,324,875
5.50%, 02/01/46[f]	1,450	1,617,203
Government National Mortgage Association
3.00%, 02/01/46[f]	1,450	1,494,344
3.50%, 01/20/46	221	233,274
3.50%, 02/01/46[f]	2,579	2,719,851
4.00%, 01/20/46	141	151,443
4.00%, 02/01/46[f]	1,209	1,291,932
4.50%, 02/01/46[f]	900	971,172

		28,200,517

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $28,027,242)		28,200,517

SHORT-TERM INVESTMENTS — 11.89%

MONEY MARKET FUNDS — 11.89%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.45%[g,h,i]	7,692	7,692,422
BlackRock Cash Funds: Prime,
SL Agency Shares
0.43%[g,h,i]	879	878,812

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.24%[g,h]	100	$100,000

		8,671,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,671,234)		8,671,234

TOTAL INVESTMENTS IN SECURITIES — 144.02%
(Cost: $106,664,613)		105,056,070
Other Assets, Less Liabilities — (44.02)%		(32,110,091)

NET ASSETS — 100.00%		$72,945,979

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[f]	To-be-announced (TBA). See Note 1.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

51

Schedule of Investments  (Unaudited) (Continued)

ISHARES® U.S. FIXED INCOME BALANCED RISK ETF

January 31, 2016

Open futures contracts as of January 31, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(10)	Mar. 2016	Chicago Board of Trade	$(2,186,250)	$(11,108)
5-Year U.S. Treasury Note	(7)	Mar. 2016	Chicago Board of Trade	(844,703)	(14,445)
10-Year U.S. Treasury Note	(2)	Mar. 2016	Chicago Board of Trade	(259,156)	(6,721)
Long U.S. Treasury Bond	(1)	Mar. 2016	Chicago Board of Trade	(161,031)	(7,345)
Ultra Long U.S. Treasury Bond	(22)	Mar. 2016	Chicago Board of Trade	(3,656,125)	(181,920)

Net unrealized Appreciation					$(221,539)

See accompanying notes to schedules of investments.

52

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Commodities Select Strategy
Interest Rate Hedged 10+ Year Credit Bond
Interest Rate Hedged Corporate Bond
Interest Rate Hedged Emerging Markets Bond
Interest Rate Hedged High Yield Bond
Short Maturity Bond
Short Maturity Municipal Bond
Ultra Short-Term Bond
U.S. Fixed Income Balanced Risk

The iShares Commodities Select Strategy ETF carries out its investment strategies associated with investment in commodity-linked futures contracts and other derivatives (“commodity-linked investments”) by investing up to 25% of its total assets in iShares Commodities Strategy Cayman Ltd., a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”), which in turn invests in commodity-linked investments. The accompanying schedule of investments is consolidated and includes the commodity-linked investments held by the Subsidiary.

53

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

•	Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

54

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

55

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Commodities Select Strategy
Investments:
Assets:
Common Stocks	$55,316,976	$—	$—	$55,316,976
Preferred Stocks	10,850	—	—	10,850
Money Market Funds	16,856,186	—	—	16,856,186
U.S. Government Obligations	—	110,443,073	—	110,443,073

Total	$72,184,012	$110,443,073	$—	$182,627,085

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$5,987,729	$—	$—	$5,987,729
Liabilities:
Futures Contracts	(800,114)	—	—	(800,114)

Total	$5,187,615	$—	$—	$5,187,615

Interest Rate Hedged 10+ Year Credit Bond
Investments:
Assets:
Exchange-Traded Funds	$6,450,415	$—	$—	$6,450,415
Money Market Funds	57,686	—	—	57,686

Total	$6,508,101	$—	$—	$6,508,101

Derivative Financial Instruments:[a]
Liabilities:
Centrally Cleared Interest Rate
Swaps	$—	$(238,505)	$—	$(238,505)

Total	$—	$(238,505)	$—	$(238,505)

Interest Rate Hedged Corporate Bond
Investments:
Assets:
Exchange-Traded Funds	$25,341,072	$—	$—	$25,341,072
Money Market Funds	12,792,127	—	—	12,792,127

Total	$38,133,199	$—	$—	$38,133,199

Derivative Financial Instruments:[a]
Liabilities:
Centrally Cleared Interest Rate
Swaps	$—	$(819,027)	$—	$(819,027)

Total	$—	$(819,027)	$—	$(819,027)

Interest Rate Hedged Emerging Markets Bond
Investments:
Assets:
Exchange-Traded Funds	$2,201,268	$—	$—	$2,201,268
Money Market Funds	79,599	—	—	79,599

Total	$2,280,867	$—	$—	$2,280,867

56

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[a]
Assets:
Centrally Cleared Interest Rate
Swaps	$—	$61	$—	$61
Liabilities:
Centrally Cleared Interest Rate
Swaps	—	(73,166)	—	(73,166)

Total	$—	$(73,105)	$—	$(73,105)

Interest Rate Hedged High Yield Bond
Investments:
Assets:
Exchange-Traded Funds	$35,242,339	$—	$—	$35,242,339
Money Market Funds	17,257,660	—	—	17,257,660

Total	$52,499,999	$—	$—	$52,499,999

Derivative Financial Instruments:[a]
Liabilities:
Centrally Cleared Interest Rate
Swaps	$—	$(563,205)	$—	$(563,205)

Total	$—	$(563,205)	$—	$(563,205)

Short Maturity Bond
Investments:
Assets:
Asset-Backed Securities	$—	$533,385,352	$14,834,287	$548,219,639
Collateralized Mortgage
Obligations	—	181,760,694	—	181,760,694
Corporate Bonds & Notes	—	1,050,563,432	—	1,050,563,432
Foreign Government
Obligations	—	66,660,332	—	66,660,332
Municipal Debt Obligations	—	3,184,102	—	3,184,102
Repurchase Agreements	—	96,000,000	—	96,000,000
Money Market Funds	261,650,393	—	—	261,650,393

Total	$261,650,393	$1,931,553,912	$14,834,287	$2,208,038,592

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$3,748,690	$—	$3,748,690
Liabilities:
Forward Currency Contracts	—	(691,363)	—	(691,363)

Total	$—	$3,057,327	$—	$3,057,327

Short Maturity Municipal Bond
Investments:
Assets:
Municipal Debt Obligations	$—	$29,221,628	$—	$29,221,628
Money Market Funds	503,734	—	—	503,734

Total	$503,734	$29,221,628	$—	$29,725,362

Ultra Short-Term Bond
Investments:
Assets:
Asset-Backed Securities	$—	$4,533	$—	$4,533
Certificates of Deposit	—	299,752	—	299,752
Corporate Bonds & Notes	—	702,104	250,000	952,104
U.S. Government & Agency
Obligations	—	1,048,360	—	1,048,360
Money Market Funds	181,865	—	—	181,865

Total	$181,865	$2,054,749	$250,000	$2,486,614

57

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
U.S. Fixed Income Balanced Risk
Investments:
Assets:
Corporate Bonds & Notes	$—	$68,184,319	$—	$68,184,319
U.S. Government & Agency
Obligations	—	28,200,517	—	28,200,517
Money Market Funds	8,671,234	—	—	8,671,234

Total	$8,671,234	$96,384,836	$—	$105,056,070

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(221,539)	$—	$—	$(221,539)

Total	$(221,539)	$—	$—	$(221,539)

[a]	Shown at the unrealized appreciation (depreciation) on contracts.

The following table includes a rollforward for the three months ended January 31, 2016 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Ultra Short-Term Bond ETF	Corporate Bonds & Notes
Balance at beginning of period	$250,000
Realized gain (loss) and change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers ina	—
Transfers out[a]	—

Balance at end of period	$250,000

Net change in unrealized appreciation/depreciation on investments still held at end of period	$—

[a]	Represents the value as of the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

58

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares U.S. Fixed Income Balanced Risk ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Securities pledged as collateral by the Fund, if any, are noted in the Fund’s schedule of investments.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

59

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FEDERAL INCOME TAXES

As of January 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodities Select Strategy	$212,819,997	$145,536	$(30,338,448)	$(30,192,912)
Interest Rate Hedged 10+ Year Credit Bond	6,672,964	–	(164,863)	(164,863)
Interest Rate Hedged Corporate Bond	38,897,795	–	(764,596)	(764,596)
Interest Rate Hedged Emerging Markets Bond	2,360,954	–	(80,087)	(80,087)
Interest Rate Hedged High Yield Bond	58,968,072	–	(6,468,073)	(6,468,073)
Short Maturity Bond	2,215,425,419	1,252,977	(8,639,804)	(7,386,827)
Short Maturity Municipal Bond	29,721,430	36,141	(32,209)	3,932
Ultra Short-Term Bond	2,486,057	1,258	(701)	557
U.S. Fixed Income Balanced Risk	106,664,648	321,890	(1,930,468)	(1,608,578)

60

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Certain Funds currently seek to achieve their investment objectives by investing a substantial portion of their assets in an affiliated iShares fund.

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Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended January 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period (000s)	Shares Purchased (000s)	Shares Sold (000s)	Shares Held at End of Period (000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Interest Rate Hedged 10+ Year Credit Bond
iShares 10+ Year Credit Bond ETF	134,996	1,000	(20,542)	115,454	$6,450,415	$86,800	$(25,312)

Interest Rate Hedged Corporate Bond
iShares iBoxx Investment Grade
Corporate Bond ETF	151,666	75,832	(5,500)	221,998	$25,341,072	$—	$(43,423)

Interest Rate Hedged Emerging Markets Bond ETF
iShares J.P. Morgan USD Emerging
Markets Bond ETF	21,302	—	(500)	20,802	$2,201,268	$—	$(3,284)

Interest Rate Hedged High Yield Bond
iShares iBoxx High Yield
Corporate Bond ETF	551,870	50,170	(157,510)	444,530	$35,242,339	$—	$(1,488,009)

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts as part of its investment strategy. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

62

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

5.	INTEREST RATE SWAPS

The iShares Interest Rate Hedged 10+ Year Credit Bond, iShares Interest Rate Hedged Corporate Bond, iShares Interest Rate Hedged Emerging Markets Bond and iShares Interest Rate Hedged High Yield Bond ETFs may enter into short positions in interest rate swaps in an attempt to mitigate interest rate risk by economically hedging the value of fixed rate bonds, which may decrease when interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Swap agreements are privately negotiated in the over-the-counter market. Each Fund enters into centrally cleared interest rate swaps. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap and the margin requirements of the CCP. Each Fund’s use of interest rate swaps involves the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

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Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 30, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 30, 2016